UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

SEMI-ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
BOND FUND
MONEY MARKET FUND

JUNE 30, 2008

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

Mutual of America Institutional Funds, Inc.
320 Park Avenue, New York, New York 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2008. This Semi-Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during the first half of 2008.

The first six months of 2008 have been a trying time for markets around the world. The S&P 500 Index®, representing domestic large capitalization stocks, was down approximately 12% for the first half of 2008 on a total return basis, and 17% from its all-time peak on October 9, 2007. Domestic mid-cap and small-cap stocks did somewhat better, registering declines of only 6% and 9% for the six month period ended June 30th.

Outside the U.S., markets generally performed much worse. European markets were down between 15-20% for the first half, while high-profile developing markets such as China and India were down 40-50%. However, markets that are heavily influenced by oil and other commodities did much better: Russia and Brazil had modest declines of approximately 5%.

Thus, on a global basis, it is clear we are in what is proverbially called a "bear market." Bear markets are historically associated with economic recession. Interestingly enough, the economic data do not support the conclusion that we have sunk into a recession, either domestically or globally. In the U.S., First Quarter 2008 Gross Domestic Product ("GDP") came in at +1.0%, and was just reported, at this writing at the end of July, at +1.9% for Second Quarter 2008. Recessions, however, are not defined exclusively by GDP figures. Rather, the committee that ultimately decides whether our economy has experienced a recession, and when it occurred, utilizes data on consumer spending, industrial production, and employment, among other data, to come to a qualitative decision. Most of that data over the past six to nine months has been showing a gradual decline, suggesting the domestic economy is sliding rather than plummeting into recession.

European economies have more recently shown signs of a similar slowing pattern, while Asian economies, excluding Japan, continue to grow at high rates, but are beginning to signal slowdown on the margin. The debate regarding whether Asia could "decouple" from the U. S. and Europe, and thus maintain its heady growth, seems to be leaning toward the negative. The significant declines in their stock markets would support that notion.

The original source of the current economic sluggishness in the U.S., and globally, is the recession in the U.S. residential housing market. Although the housing market downturn effectively began in the middle of 2005, it did not really begin to be felt until early 2007, when rising delinquencies and foreclosures among sub-prime borrowers began to mount at an alarming rate. Then, in June of 2007, two Bear Stearns hedge funds that invested exclusively in sub-prime mortgages imploded. That event marked the beginning of what has become a worldwide credit crunch that has threatened the very structure of the global financial system, and has resulted in a contraction in lending across all categories of credit, thus undermining global economic growth.

Thus, the slowdown in domestic and global growth and the evolving financial crisis are intimately linked. Exacerbating the resolution of either or both of these twin problems has been a flare-up in inflation caused by the tremendous escalation in the price of almost the entire commodity complex, including oil, metals and foods. We have fairly well documented the evolution of the economic growth slowdown and burgeoning financial crisis over the past twelve months in our periodic Economic and Market Perspective memoranda.

Despite a variety of aggressive policy responses from the Federal Reserve in late 2007/early 2008, including a steady reduction in the Fed Funds and Discount rates, aggressive injections of liquidity into the financial system through traditional open market operations, and the creation of special lending facilities to provide emergency liquidity to the banking system, a flash point came in mid-March when the Federal Reserve, the United States Treasury, and the Securities and Exchange Commission implemented a forced takeover of Bear Stearns by J.P. Morgan in order to prevent the former from going into bankruptcy in the face of a liquidity crisis.

Many commentators, including ourselves, viewed this as a watershed event, pointing to history to support the notion that stock markets tended to bottom when a major financial player went under. And, in fact, stock markets around the world did rally for the next two months. The S&P 500 advanced nearly 12% from March 17th until achieving a rally peak on May 19th. From that date until the end of June, the S&P 500 retraced the entire advance.

Another particularly worrying corner of the financial system was the quasi-government mortgage lending complex comprised of two publicly traded companies, Fannie Mae and Freddie Mac. The stocks of both had joined the initial post-Bear Stearns rally, but only for a few days before beginning a steady decline that by June 30th approached 50% for each. Then, in early July, in response to an analyst's report forecasting the bankruptcy of the two agencies, the stocks declined another 30%. The case had merits in the fact that the amount of capital supporting the companies' liabilities was far too little to support the potential for significant write downs.

Once again, the financial crisis revealed itself to be alive and well in the form of another panic event. Fortunately, Treasury Secretary Paulson had been busy at work on a plan to support and stabilize the two agencies should a crisis arise.

Traditionally, what Fannie Mae and Freddie Mac had that banks and brokers never did was an implicit guarantee that their debt and obligations were backed by the full faith and credit of the U.S. Treasury. A testament to the seriousness of the recent panic over Fannie and Freddie is that the Paulson plan was necessary in order to make that implicit guarantee an almost explicit guarantee. Specifically, the plan authorized the Treasury to provide (1) unlimited credit extensions to the agencies, (2) allowance for equity investment in the agencies by the Treasury, and (3) consultative oversight of the agencies by the Federal Reserve. Secretary Paulson has stated that this plan will suffice to restore confidence in the agencies and that the plan will in all likelihood not have to be implemented to any significant degree. Some commentators contend that the plan will in fact have to be implemented and will then represent a very expensive taxpayer bailout. Others have stated that the plan essentially represents the nationalization of the mortgage agencies. As always, the future will tell. In the meantime, an imminent crisis seems to have been aborted, but as suggested by the continuing financial crisis saga, the hope that stabilization has been achieved is likely to be disappointed.

In our opinion, the key to whether we avoid recession or not is finding a convincing bottom in the housing recession. The longer house sales and prices decline, the more likely a slide into recession becomes. The statistics on housing are not encouraging. As noted, sales and prices continue to decline. Delinquencies and foreclosures continue to mount and have spread beyond sub-prime and low documentation loans to the prime category of mortgages. Mortgage interest rates remain high because lenders don't want to lend. The new housing-rescue bill will offer some modest help on the foreclosure front, but that effort pales in light of the size of the problem. Congressional Budget Office estimates project that 200,000 foreclosures may be prevented out of a potential foreclosure population of several million homes.

The financial crisis is also likely to linger. Most estimates of the potential write-offs that financial institutions will have to take on overvalued assets run around a trillion dollars. So far, about $450 billion worth of write-offs have been taken. So, in terms of those numbers, we're only about halfway there. On the positive side, financial institutions have successfully replaced about three-quarters of the capital lost to write-offs. However, capital raising efforts are becoming increasingly difficult as first round investments have declined significantly, while the cost of new capital is escalating.

Despite the seriousness of these problems, much has been done on the policy front and within capital markets to avoid the worst consequences. Implicit in these efforts is the willingness of policy makers to "do what it takes" to get back to a stable equilibrium. However, an attempt to quickly address the problems with draconian actions could have unintended and disastrous consequences. For instance, lowering the Fed Funds rates to 1.00% or lower would probably not have much impact on lending. Alternatively, nationalizing Fannie Mae and Freddie Mac would represent an immediate and open-ended taxpayer bailout that might yet be avoided.

What is needed is time; time for remedial policies to be implemented and time for those actions to take effect. The passage of time is also a necessary requirement for economic and financial excesses to dissipate and normalize. One could argue that the low-rate, high leverage financial system that has evolved over the past twenty years, one that has been further leveraged by the process of securitization, could not possibly be unwound quickly without risking the implosion of the entire global economic and financial system. That said, failing to take aggressive actions to cushion the fallout while carefully unwinding the sources of excess would risk the type of total stagnation and deflation experienced by Japan in the 1990's as its policy makers refused to administer the tough medicine needed to more quickly resolve their financial and economic crisis.

We believe our policy makers understand that a sense of urgency is needed, but that precipitous and dramatic actions taken out of panic might only exacerbate the problems. The next six to nine months will probably witness very slow economic growth with a rising probability of recession, as well as continuing write-downs by large financial institutions. Markets will have to "ride out the storm." That probably means more volatility and a pattern of rallies and retrenchments until greater clarity can be achieved. That is unlikely to occur before the end of this year, and the prospects beyond are dimmed by the fact that the banking system, a significant driver of economic growth in the 1990's and in the most recent economic recovery, will probably be under regulatory constraints to keep leverage modest and lending standards high. As a result, the next economic recovery is likely to be muted and labored in comparison. Investment performance will depend more than ever on excellent security selection rather than economic tailwinds. As for investors, determining an asset allocation appropriate for their time horizon and risk tolerance is more vital today than ever before.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2008

All America Fund	-11.03%
Equity Index Fund	-11.96%
Mid-Cap Equity Index Fund	- 3.98%
Small Cap Value Fund	- 8.19%
Small Cap Growth Fund	- 8.44%
Bond Fund	+ 1.34%
Money Market Fund	+ 1.37%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief discussions of the performance of each Fund during the six months ended June 30, 2008.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index. The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500® Index, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

The first six months of 2008 proved a difficult time for not only domestic equity markets, but global equity markets as well, as documented in the President's Letter. Only a handful of global equity indices had positive returns. In the U.S., the S&P 500® Index of large capitalization stocks declined by -11.91%, while the Russell MidCap Index was down -7.51% and the Russell 2000 Index of small capitalization stocks was down -9.37% for the six month period ended June 30, 2008. Growth outperformed value in all capitalizations.

The All America Fund's return for the six months ended June 30, 2008 was -11.03% versus the benchmark return of -11.91%. This overperformance derived from overperformance by all three actively managed components of the Fund, mainly, Large Cap representing 20% of the Fund, and both Small Cap Value and Small Cap Growth, each representing 10% of the Fund. These results more than offset a very modest underperformance by the indexed portion of the fund despite its 60% weighting.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had one of the worst first halves in the last five years, posting a negative 11.9% total return. During the first six months, the financial sector continued its spiral downward with a negative 30% return, while the worst performing industry was Thrifts, due to Fannie Mae and Freddie Mac posting a 47% decline. For the stock market, the Energy sector was the only positive with a total return of 8.9%. With oil prices at $150 a barrel, gas utility stocks were up over 26% during the second quarter, offsetting most of the negative returns in all other sectors. The S&P 500 was down only 2.7% in the second quarter versus negative 9.4% in the first quarter. As the year slowly comes to an end, the uncertainty in the U.S. market, in addition to the prospective slowdown internationally, leaves most investors on the sidelines waiting for a sign that there is some stability in the market.

The Equity Index Fund's performance for the six months ended June 30, 2008 was -11.96%, in line with the benchmark return of -11.91%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed its large cap counterpart, the S&P 500® Index, by almost 8%, posting a negative return of 3.98% for the first half of 2008. The S&P MidCap 400 rallied in the second quarter after being down over 9% at the end of March 2008 as a result of energy stocks, which were up over 36% in the second quarter. Energy was the only positive sector for the first half of the year. Industries with exposure to commodities, such as metals, were up over 40%, as prices reached an all time high. As expected, the auto industry as well as hotel and leisure stocks were down over 40%, even more than midcap banks, which were down 25% for the period.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2008 was -3.98%, in line with the -3.90% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2008, the Small Cap Value Fund returned -8.19% versus a -9.84% return for the Russell 2000 Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Technology and Consumer Cyclical, while sectors detracting from Fund performance included Basic Materials and Energy.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -8.44% during the six months ended June 30, 2008. The Fund's benchmark, the Russell 2000 Growth® Index, returned -8.93% for the period.

The Small Cap Growth Fund was generally competitive with its benchmark, although it underperformed by 34 basis points due primarily to underperformance in the Industrial and Materials sectors. The Energy, Consumer Discretionary and Information Technology sectors added the most to the overall performance of the Fund. Stock selection, as opposed to sector allocation, continues to be the main factor in our returns.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to ease aggressively during the first two quarters of 2008, lowering the Federal Funds rate from 4.25% to 2.00%. This had the effect of dropping two-year government rates 43 basis points to 2.62%, but only affecting long rates by seven basis points. These longer rates rose from 4.45% to 4.52%.

The government's weak dollar policy was perceived as an inflation threat in the corporate market. Spreads continued to widen, especially in the lower end of the investment grade spectrum. Financial bonds were especially affected, as spreads widened by over 100 basis points in maturities over five years.

High income securities, which the Fund emphasizes, were negatively affected by the spread widening. However, this was mitigated somewhat by an emphasis on shorter dated issues. A target duration of 90% of the Lehman Brothers Aggregate Bond Index® was maintained due to concerns about future inflation.

The portfolio continues to be extremely diversified. Excluding government and agency issues, the target holding is half of one percent of the portfolio's value for any one corporate asset. Maturities of three to seven years are emphasized for these holdings. We also weight mortgage securities according to Index weightings, currently approximately 40% of the portfolio.

The strategy of creating an extremely diversified credit portfolio with an intermediate maturity focus will be continued so long as inflation threatens to impair returns. The management focus will also continue to be on income, rather than capital gains, as compounded returns at favorable rates remains a primary objective.

The Bond Fund's return for the six months ended June 30, 2008 was 1.34%, compared to 1.13% for the Lehman Brothers Aggregate Bond Index®, primarily due to security selection.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 1.37% for the six months ended June 30, 2008, compared to a 1.11% return for the Citigroup 3-Month Treasury Bill Index.

The Federal Reserve continued to ease aggressively during the first half of 2008, lowering the Federal Funds rate from 4.25% to 2.00%.The seven-day effective yield as of August 12, 2008 was 2.22%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2008 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2008 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period ending June 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$889.73	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.01	$2.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$880.39	$0.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$960.16	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$918.15	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Growth Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$915.54	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$1,013.39	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$1,013.68	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.2%)
Freeport-McMoRan Copper & Gold, Inc.	998	$116,956
Monsanto Co.	1,391	175,878
Other Securities	17,041	808,963
		1,101,797
CONSUMER, CYCLICAL (4.8%)
Comcast Corp. Cl A	7,822	148,383
McDonald's Corp.	2,917	163,994
Other Securities	86,334	2,107,619
		2,419,996
CONSUMER, NON-CYCLICAL (6.1%)
Coca-Cola Co.	5,043	262,135
CVS Caremark Corp.	3,627	143,520
PepsiCo, Inc.	4,051	257,603
Philip Morris Int'l., Inc.	5,339	263,693
Proctor & Gamble Co.	7,889	479,730
Wal-Mart Stores, Inc.	6,010	337,762
Other Securities	38,529	1,376,927
		3,121,370
ENERGY (9.0%)
Chevron Corp.	5,232	518,648
ConocoPhillips	3,925	370,481
Devon Energy Corp.	1,130	135,781
Exxon Mobil Corp.	13,425	1,183,137
Halliburton Co.	2,205	117,019
Occidental Petroleum Corp.	2,099	188,616
Schlumberger Ltd.	3,026	325,083
Other Securities	26,632	1,761,578
		4,600,343
FINANCIAL (8.1%)
American Int'l. Group, Inc.	6,966	184,320
Bank of America Corp.	11,662	278,372
Bank of New York Mellon Corp.	2,920	110,464
Citigroup, Inc.	14,388	241,143
Goldman Sachs Group, Inc.	1,014	177,349
JPMorgan Chase & Co.	8,907	305,599
MetLife, Inc.	1,831	96,622
Wells Fargo & Co.	8,737	207,504
Other Securities	84,885	2,520,931
		4,122,304
HEALTHCARE (6.6%)
Abbott Laboratories	3,962	209,867
Gilead Sciences, Inc.*	2,383	126,180
Johnson & Johnson	7,168	461,189
Medtronic, Inc.	2,866	148,316
Merck & Co., Inc.	5,482	206,617
Pfizer, Inc.	17,459	305,009
Other Securities	49,309	1,891,814
		3,348,992
INDUSTRIAL (6.3%)
General Electric Co.	25,639	684,305
Lockheed Martin Corp.	862	85,045
United Parcel Service, Inc. Cl B	2,598	159,699
United Technologies Corp.	2,465	152,091
Other Securities	38,939	2,129,379
		3,210,519

	Shares	Value($)
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
TECHNOLOGY (9.3%)
Apple, Inc.*	2,294	$384,107
Cisco Systems, Inc.*	15,504	360,623
Google, Inc.*	600	315,852
Hewlett-Packard Co.	6,408	283,298
Int'l. Business Machines Corp.	3,531	418,529
Intel Corp.	14,750	316,830
Microsoft Corp.	20,770	571,383
Oracle Corp.*	10,346	217,266
QUALCOMM, Inc.	4,254	188,750
Other Securities	78,745	1,654,421
		4,711,059
TELECOMMUNICATIONS (1.9%)
AT&T, Inc.	15,239	513,402
Verizon Communications, Inc.	7,408	262,243
Other Securities	15,116	181,164
		956,809
UTILITIES (2.2%)
Exelon Corp.	1,674	150,593
Other Securities	26,234	988,376
		1,138,969
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $28,341,469) 56.5%		$28,732,158

* Non-Income Producing Security

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	1.69%	8/7/08	$400,000	$399,304
U.S. GOVERNMENT AGENCIES (1.9%)
FFCB	AAA	2.00	7/1/08	950,000	950,000
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $1,349,304) 2.7%					1,349,304
TOTAL INDEXED ASSETS (Cost: $29,690,773) 59.2%					$30,081,462

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
4 S&P 500 Stock Index Futures Contracts	September 2008	$1,281,100	($57,700)

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.5%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Freeport-McMoRan Copper & Gold, Inc.	1,012	$118,596
Monsanto Co.	1,522	192,442
Other Securities	39,209	597,251
		908,289
CONSUMER, CYCLICAL (4.0%)
Comcast Corp. Cl A	5,104	96,823
McDonald's Corp.	1,524	85,679
Other Securities	88,635	1,831,303
		2,013,805
CONSUMER, NON-CYCLICAL (3.1%)
Coca-Cola Co.	2,881	149,754
CVS Caremark Corp.	2,903	114,872
Proctor & Gamble Co.	3,590	218,308
Wal-Mart Stores, Inc.	3,372	189,506
Other Securities	44,315	914,782
		1,587,222
ENERGY (5.1%)
ConocoPhillips	1,376	129,881
Devon Energy Corp.	681	81,829
Exxon Mobil Corp.	4,834	426,020
Halliburton Co.	2,920	154,964
Occidental Petroleum Corp.	1,436	129,039
Schlumberger Ltd.	1,050	112,802
T-3 Energy Services, Inc.*	3,130	248,741
Other Securities	27,795	1,323,469
		2,606,745
FINANCIAL (6.5%)
American Int'l. Group, Inc.	3,738	98,907
Bank of America Corp.	4,025	96,077
Bank of New York Mellon Corp.	2,502	94,651
Citigroup, Inc.	4,244	71,129
Goldman Sachs Group, Inc.	586	102,491
JPMorgan Chase & Co.	2,852	97,852
MetLife, Inc.	2,221	117,202
Wells Fargo & Co.	6,515	154,731
Other Securities	137,322	2,481,331
		3,314,371
HEALTHCARE (4.5%)
Abbott Laboratories	3,627	192,122
Gilead Sciences, Inc.*	2,819	149,266
Johnson & Johnson	4,071	261,928
Medtronic, Inc.	1,792	92,736
Merck & Co., Inc.	2,744	103,421
Other Securities	76,194	1,515,171
		2,314,644
INDUSTRIAL (5.3%)
General Electric Co.	11,418	304,746
Lockheed Martin Corp.	1,311	129,343
United Parcel Service, Inc. Cl B	1,325	81,448
United Technologies Corp.	1,451	89,527
Other Securities	65,668	2,089,864
		2,694,928
TECHNOLOGY (6.4%)
Apple, Inc.*	1,161	194,398
Cisco Systems, Inc.*	5,851	136,094
Google, Inc.*	213	112,127
Hewlett-Packard Co.	3,105	137,272

	Shares	Value($)
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
Int'l. Business Machines Corp.	1,425	$168,905
Intel Corp.	3,983	85,555
Microsoft Corp.	7,396	203,464
Oracle Corp.*	3,239	68,019
QUALCOMM, Inc.	2,282	101,252
Other Securities	112,367	2,029,133
		3,236,219
TELECOMMUNICATIONS (1.1%)
AT&T, Inc.	6,711	226,094
Other Securities	29,000	325,907
		552,001
UTILITIES (1.5%)
Exelon Corp.	782	70,349
Other Securities	22,466	707,063
		777,412
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $20,154,356) 39.3%		$20,005,636

* Non-Income Producing Security

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. (2)	NR	7.25%	7/15/10	$60,000	$0
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (COST: $60,000) 0.0%					$0
	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.2%)
FFCB	AAA	2.00%	7/1/08	$1,130,000	$1,130,000
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (COST: $1,130,000) 2.2%					1,130,000
TOTAL ACTIVE ASSETS (COST: $21,344,356) 41.5%					21,135,636
TEMPORARY CASH INVESTMENTS (3) (COST: $27,700) 0.1%					27,700
TOTAL INVESTMENTS (COST: $51,062,829) 100.8%					51,244,798
OTHER NET ASSETS (0.8%)					(403,497)
NET ASSETS 100.0%					$50,841,301

Abbreviations: FFCB = Federal Farm Credit Bank
NR = Not Rated

**  Ratings as per Standard & Poors Corporation.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.6%)
Monsanto Co.	2,206	$278,927
Other Securities	28,607	1,468,471
		1,747,398
CONSUMER, CYCLICAL (8.0%)
Comcast Corp. Cl A	12,405	235,323
Disney (Walt) Co.	7,822	244,046
McDonald's Corp.	4,626	260,074
Time Warner, Inc.	14,621	216,391
Other Securities	114,470	2,881,602
		3,837,436
CONSUMER, NON-CYCLICAL (10.3%)
Coca-Cola Co.	7,996	415,632
CVS Caremark Corp.	5,751	227,567
PepsiCo, Inc.	6,423	408,439
Philip Morris Int'l., Inc.	8,466	418,136
Proctor & Gamble Co.	12,511	760,794
Wal-Mart Stores, Inc.	9,531	535,642
Other Securities	61,093	2,183,242
		4,949,452
ENERGY (15.2%)
Chevron Corp.	8,297	822,482
ConocoPhillips	6,224	587,483
Devon Energy Corp.	1,791	215,207
Exxon Mobil Corp.	21,290	1,876,278
Occidental Petroleum Corp.	3,329	299,144
Schlumberger Ltd.	4,799	515,557
Other Securities	45,730	2,979,110
		7,295,261
FINANCIAL (13.6%)
American Int'l. Group, Inc.	11,048	292,330
Bank of America Corp.	18,495	441,476
Citigroup, Inc.	22,817	382,413
Goldman Sachs Group, Inc.	1,608	281,239
JPMorgan Chase & Co.	14,126	484,663
Wells Fargo & Co.	13,856	329,080
Other Securities	142,161	4,326,941
		6,538,142
HEALTHCARE (11.0%)
Abbott Laboratories	6,282	332,758
Amgen, Inc.*	4,341	204,722
Gilead Sciences, Inc.*	3,779	200,098
Johnson & Johnson	11,367	731,353
Medtronic, Inc.	4,545	235,204
Merck & Co., Inc.	8,693	327,639
Pfizer, Inc.	27,687	483,692
Wyeth	5,353	256,730
Other Securities	68,501	2,538,852
		5,311,048
INDUSTRIAL (10.6%)
3M Co.	2,872	199,862
Boeing Co.	3,046	200,183
General Electric Co.	40,659	1,085,189
United Parcel Service, Inc. Cl B	4,120	253,256
United Technologies Corp.	3,909	241,185
Other Securities	57,195	3,111,431
		5,091,106

	Shares	Value($)
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
TECHNOLOGY (15.5%)
Apple, Inc.*	3,639	$609,314
Cisco Systems, Inc.*	24,587	571,894
Google, Inc.*	952	501,152
Hewlett-Packard Co.	10,162	449,262
Int'l. Business Machines Corp.	5,599	663,649
Intel Corp.	23,391	502,439
Microsoft Corp.	32,938	906,124
Oracle Corp.*	16,407	344,547
QUALCOMM, Inc.	6,746	299,320
Other Securities	124,873	2,623,517
		7,471,218
TELECOMMUNICATIONS (3.2%)
AT&T, Inc.	24,166	814,153
Verizon Communications, Inc.	11,748	415,879
Other Securities	23,970	287,217
		1,517,249
UTILITIES (3.8%)
Exelon Corp.	2,655	238,844
Other Securities	41,596	1,566,979
		1,805,823
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $43,240,846) 94.8%		$45,564,133

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	1.69%	8/7/08	$500,000	$499,129
U.S. GOVERNMENT AGENCIES (4.0%)
FFCB	AAA	2.00	7/1/08	1,900,000	1,900,000
TOTAL SHORT-TERM DEBT SECURITIES (COST: $2,399,129) 5.0%					2,399,129
TEMPORARY CASH INVESTMENTS (2) (COST: $66,800) 0.1%					66,800
TOTAL INVESTMENTS (COST: $45,706,775) 99.9%					48,030,062
OTHER NET ASSETS 0.1%					22,180
NET ASSETS 100.0%					$48,052,242

Abbreviations: FFCB = Federal Farm Credit Bank

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
8 S&P 500 Stock Index Futures Contracts	September 2008	$2,562,200	($115,400)

Face value of futures purchased and outstanding as a percentage of total investments in securities: 5.3%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (8.2%)
Airgas, Inc.	3,580	$209,036
CF Industries Hldgs., Inc.	2,008	306,822
Cleveland-Cliffs, Inc.	4,036	481,039
FMC Corp.	3,149	243,859
Reliance Steel & Aluminum Co.	2,754	212,306
Steel Dynamics, Inc.	8,341	325,883
Other Securities	77,700	2,154,514
		3,933,459
CONSUMER, CYCLICAL (11.1%)
BorgWarner, Inc.	5,125	227,448
Other Securities	234,738	5,090,127
		5,317,575
CONSUMER, NON-CYCLICAL (2.8%)
Other Securities	37,302	1,353,727
ENERGY (10.2%)
Arch Coal, Inc.	6,150	461,435
Cimarex Energy Co.	3,525	245,587
Denbury Resources, Inc.*	10,589	386,499
FMC Technologies, Inc.*	5,527	425,192
Forest Oil Corp.*	3,749	279,301
Helmerich & Payne, Inc.	4,349	313,215
Newfield Exploration Co.*	5,446	355,352
Patterson-UTI Energy, Inc.	6,494	234,044
Pioneer Natural Resources Co.	4,992	390,774
Plains Exploration & Production Co.*	4,576	333,911
Pride International, Inc.*	7,062	333,962
Other Securities	22,152	1,156,147
		4,915,419
FINANCIAL (13.6%)
AMB Property Corp.	4,241	213,662
Everest Re Group Ltd.	2,607	207,804
New York Community Bancorp,	14,218	253,649
Other Securities	232,750	5,859,712
		6,534,827
HEALTHCARE (9.3%)
Covance, Inc.*	2,656	228,469
Dentsply International, Inc.	6,389	235,115
Hologic, Inc.*	11,027	240,389
Other Securities	119,649	3,769,918
		4,473,891
INDUSTRIAL (16.2%)
AGCO Corp.*	4,020	210,688
Ametek, Inc.	4,497	212,348
Dun & Bradstreet Corp.	2,398	210,161
Fastenal Co.	5,414	233,668
Flowserve Corp.	2,462	336,555
Joy Global, Inc.	4,697	356,174
KBR, Inc.	7,221	252,085
Quanta Services, Inc.*	7,200	239,544
Roper Industries, Inc.	3,846	253,374
Shaw Group, Inc.*	3,583	221,394
SPX Corp.	2,312	304,560
Other Securities	153,140	4,951,256
		7,781,807

	Shares	Value($)
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
TECHNOLOGY (14.1%)
Activision, Inc.*	13,110	$446,658
Amphenol Corp.	7,630	342,434
FLIR Systems, Inc.*	5,956	241,635
Harris Corp.	5,856	295,669
McAfee, Inc.*	6,968	237,121
Western Digital Corp.*	9,738	336,253
Other Securities	264,685	4,879,032
		6,778,802
TELECOMMUNICATIONS (0.5%)
Telephone & Data Systems, Inc.	4,536	214,417
Other Securities	10,677	42,494
		256,911
UTILITIES (7.8%)
Energen Corp.	3,100	241,893
Equitable Resources, Inc.	5,543	382,800
MDU Resources Group	7,765	270,688
National Fuel Gas Co.	3,451	205,265
Oneok, Inc.	4,405	215,096
Wisconsin Energy Corps.	4,990	225,648
Other Securities	101,791	2,226,307
		3,767,697
TOTAL INDEXED ASSETS-COMMON STOCKS (COST: $42,519,323) 93.8%		$45,114,115

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	1.69%	8/7/08	$400,000	$399,304
U.S. GOVERNMENT AGENCIES (5.2%)
FFCB	AAA	2.00	7/1/08	2,500,000	2,500,000
TOTAL SHORT-TERM DEBT SECURITIES (COST: $2,899,304) 6.0%					2,899,304
TEMPORARY CASH INVESTMENTS (2) (COST: $69,400) 0.1%					69,400
TOTAL INVESTMENTS (COST: $45,488,027) 99.9%					48,082,819
OTHER NET ASSETS 0.1%					26,171
NET ASSETS 100.0%					$48,108,990

Abbreviations: FFCB = Federal Farm Credit Bank

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
7 S&P MidCap 400 Stock Index Futures Contracts	September 2008	$2,874,200	($166,075)

Face value of futures purchased and outstanding as percentage of total investments in securities: 6.0%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.8%)
Louisiana-Pacific Corp.	3,827	$32,491
Schnitzer Steel Industries, Inc. Cl A	308	35,297
Silgan Hldgs., Inc.	1,234	62,613
Taseko Mines Ltd.*	9,283	47,529
Other Securities	2,777	40,368
		218,298
CONSUMER, CYCLICAL (13.1%)
Audiovox Corp. Cl A*	3,631	35,656
Casey's General Stores, Inc.	1,480	34,292
Crown Hldgs., Inc.*	4,911	127,632
Pep Boys-Manny, Moe & Jack	3,660	31,915
Rent-A-Center, Inc.*	1,889	38,857
Tupperware Brands Corp.	2,591	88,664
Wolverine World Wide, Inc.	1,615	43,072
Other Securities	9,131	92,977
		493,065
CONSUMER, NON-CYCLICAL (6.0%)
American Italian Pasta Co. Cl A*	4,482	50,826
Great Atlantic & Pacific Tea Co., Inc.*	1,618	36,923
Pilgrim's Pride Corp.	2,560	33,254
Vector Group Ltd.	3,453	55,697
Other Securities	1,422	46,276
		222,976
ENERGY (5.2%)
T-3 Energy Services, Inc.*	597	47,444
Trico Marine Services, Inc.*	1,091	39,734
W&T Offshore, Inc.	904	52,893
Other Securities	1,511	54,380
		194,451
FINANCIAL (27.6%)
Aspen Insurance Hldgs. Ltd.	2,070	48,997
Bank Mutual Corp.	4,096	41,124
Brookline Bancorp, Inc.	4,647	44,379
Ellington Financial LLC*†	1,700	34,000
FelCor Lodging Trust, Inc.	3,411	35,816
First Niagara Financial Group, Inc.	3,375	43,403
Glacier Bancorp, Inc.	3,104	49,633
Highwoods Properties, Inc.	1,422	44,679
IBERIABANK Corp.	802	35,665
iShares Russell 2000 Index Fund	850	58,693
iShares Russell 2000 Value Index Fund	940	59,897
National Penn Bancshares, Inc.	2,842	37,742
NewAlliance Bancshares, Inc.	3,893	48,585
ProAssurance Corp.*	810	38,969
SeaBright Insurance Hldgs., Inc.*	2,490	36,055
Senior Housing Pptys. Trust	1,770	34,568
Westamerica Bancorporation	860	45,227
Other Securities	32,878	295,751
		1,033,183
HEALTHCARE (3.3%)
Enzon Pharmaceuticals, Inc.*	6,122	43,589
Other Securities	8,397	79,822
		123,411
INDUSTRIAL (11.6%)
CRA International, Inc.*	900	32,535
Genesee & Wyoming, Inc. Cl A*	1,131	38,477
Mueller Industries, Inc.	2,429	78,214

	Shares	Value($)
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
Old Dominion Freight Line, Inc.*	1,183	$35,514
Perini Corp.*	1,327	43,857
Sauer-Danfoss, Inc.	2,284	71,147
Other Securities	5,945	134,686
		434,430
TECHNOLOGY (10.8%)
Anixter International, Inc.*	622	37,003
CommScope, Inc.*	1,067	56,306
Tech Data Corp.*	1,447	49,039
Technitrol, Inc.	1,900	32,281
Other Securities	18,351	229,227
		403,856
TELECOMMUNICATIONS (2.5%)
Iowa Telecomunications Svcs., Inc.	2,194	38,636
Other Securities	6,892	55,028
		93,664
UTILITIES (6.0%)
Avista Corp.	2,190	46,997
Unisource Energy Corp.	1,460	45,275
Westar Energy, Inc.	1,892	40,697
Other Securities	4,603	89,790
		222,759
TOTAL COMMON STOCKS (COST: $3,916,288) 91.9%		$3,440,093

*  Non-income producing security.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $34,000, or 0.9% of the Fund's net assets.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (10.7%)
FFCB	AAA	2.00%	7/1/08	$400,000	$400,000
TOTAL SHORT-TERM DEBT SECURITIES (COST: $400,000) 10.7%					400,000
TOTAL INVESTMENTS (COST: $4,316,288) 102.6%					3,840,093
OTHER NET ASSETS (2.6%)					(96,263)
NET ASSETS 100.0%					$3,743,830

Abbreviations: FFCB = Federal Farm Credit Bank

**  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.4%)
Taseko Mines Ltd.*	5,044	$25,825
Other Securities	1,064	57,766
		83,591
CONSUMER, CYCLICAL (8.7%)
Aeropostale, Inc.*	850	26,631
ArvinMeritor, Inc.	2,668	33,297
DeVry, Inc.	521	27,936
Sonic Corp.*	1,645	24,346
Tupperware Brands Corp.	752	25,733
WMS Industries, Inc.*	1,174	34,950
Wolverine World Wide, Inc.	1,076	28,697
Other Securities	7,389	100,469
		302,059
CONSUMER, NON-CYCLICAL (5.1%)
Darling International, Inc.*	1,798	29,703
Longs Drug Stores Corp.	925	38,952
Other Securities	7,202	107,419
		176,074
ENERGY (13.3%)
Allis-Chalmers Energy, Inc.*	2,422	43,112
Alpha Natural Resources, Inc.*	578	60,280
Atwood Oceanics, Inc.*	275	34,194
Concho Resources, Inc.*	1,153	43,007
Dril-Quip, Inc.*	468	29,484
Hercules Offshore, Inc.*	916	34,826
Penn Virginia Corp.	797	60,110
T-3 Energy Services, Inc.*	1,387	110,213
Willbros Group, Inc.*	1,096	48,016
		463,242
FINANCIAL (8.8%)
iShares Russell 2000 Growth Index Fund	1,425	108,528
Realty Income Corp.	1,235	28,109
Senior Housing Pptys. Trust	1,325	25,877
Stifel Financial Corp.*	761	26,171
Westamerica Bancorporation	674	35,446
Other Securities	4,052	81,538
		305,669
HEALTHCARE (17.0%)
American Medical Systems Hldgs., Inc.*	2,294	34,295
ICON PLC ADR*	633	47,804

	Shares	Value($)
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
Illumina, Inc.*	372	$32,405
Landauer, Inc.	475	26,714
Magellan Health Svcs., Inc.*	1,089	40,326
Other Securities	23,205	415,050
		596,594
INDUSTRIAL (15.6%)
Astec Industries, Inc.*	936	30,083
AZZ, Inc.*	1,000	39,900
Bucyrus International, Inc.	548	40,015
Genesee & Wyoming, Inc. Cl A*	1,177	40,042
Hub Group, Inc. Cl A*	1,031	35,188
Huron Consulting Group, Inc.*	550	24,937
Old Dominion Freight Line,*	825	24,767
Watson Wyatt Worldwide, Inc. Cl A	499	26,392
Other Securities	11,975	285,295
		546,619
TECHNOLOGY (18.6%)
Ansys, Inc.*	653	30,769
Data Domain, Inc.*	1,075	25,080
FLIR Systems, Inc.*	1,045	42,396
Harmonic, Inc.*	3,285	31,240
Itron, Inc.*	250	24,588
Microsemi Corp.*	1,677	42,227
TNS, Inc.*	1,048	25,110
ViaSat, Inc.*	1,534	31,002
Websense, Inc.*	1,814	30,548
Other Securities	25,435	364,916
		647,876
TELECOMMUNICATIONS (1.8%)
Consolidated Communications Hldgs., Inc.	1,720	25,611
Syniverse Hldgs., Inc.*	1,594	25,823
Other Securities	1,650	10,478
		61,912
UTILITIES (0.9%)
Avista Corp.	1,425	30,581
TOTAL COMMON STOCKS (COST: $3,225,436) 92.2%		$3,214,217

* Non-Income Producing Security

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (10.6%)
FFCB	AAA	2.00%	7/1/08	$370,000	$370,000
TOTAL SHORT-TERM DEBT SECURITIES (COST: $370,000) 10.6%					370,000
TOTAL INVESTMENTS (COST: $3,595,436) 102.8%					3,584,217
OTHER NET ASSETS (2.8%)					(97,963)
NET ASSETS 100.0%					$3,486,254

Abbreviations: FFCB = Federal Farm Credit Bank

**  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.5%)
U.S. Treasury Strip	AAA	0.00%	2/15/17 - 8/15/21	$7,000,000	$4,363,551
U.S. GOVERNMENT AGENCIES (47.7%)
MORTGAGE-BACKED OBLIGATIONS (39.5%)
FHARM	AAA	5.26 - 5.45	2/1/36 - 5/1/37	1,164,639	1,176,275
FHLMC	AAA	5.43 - 6.00	10/1/18 - 4/1/37	1,526,671	1,552,998
FNMA	AAA	4.00 - 8.00	9/1/16 - 2/25/47	15,597,585	15,508,549
GNMA (1)	AAA	6.27 - 7.00	10/16/27 - 5/15/32	2,063,434	2,127,681
					20,365,503
NON-MORTGAGE-BACKED OBLIGATIONS (8.2%)
FHLMC	AAA	4.38 - 5.20	7/17/15 - 3/5/19	4,250,000	4,207,184
CORPORATE DEBT (42.1%)
BASIC MATERIALS (2.8%)
International Paper Co.	BBB	4.25	1/15/09	250,000	249,182
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	269,504
Worthington Industries, Inc.	BBB	6.70	12/1/09	250,000	256,260
Other Securities				700,000	663,846
					1,438,792
CONSUMER, CYCLICAL (8.3%)
Belo Corp.	BB	8.00	11/1/08	250,000	254,408
Cox Communications, Inc.	BBB-	3.88	10/1/08	250,000	249,659
Johnson Controls, Inc.	A-	4.88	9/15/13	250,000	250,375
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	518,587
May Department Stores Co.†	BBB-	4.80	7/15/09	250,000	245,002
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	496,295
RadioShack Corp.	BB	7.38	5/15/11	250,000	252,500
Whirlpool Corp.	BBB	6.50	6/15/16	250,000	245,093
Other Securities				1,969,034	1,767,113
					4,279,032
CONSUMER, NON-CYCLICAL (3.3%)
CVS Caremark Corp.	BBB+	6.13	8/15/16	250,000	252,124
PepsiAmericas, Inc.	A	6.38	5/1/09	250,000	256,026
Sara Lee Corp.	BBB+	6.25	9/15/11	250,000	255,952
Other Securities				1,000,000	959,473
					1,723,575
ENERGY (5.3%)
National Oilwell Varco, Inc.	BBB+	6.13	8/15/15	250,000	253,879
Noble Corp.	A-	7.50	3/15/19	250,000	287,817
Premco Refining Group	BBB	7.50	6/15/15	250,000	257,920
Seariver Maritime, Inc.	AAA	0.00	9/1/12	1,000,000	823,356
Other Securities				1,150,000	1,087,196
					2,710,168
FINANCIAL (12.0%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	253,210
Capital One Bank	A-	5.75	9/15/10	250,000	249,117
First Horizon Mtg.	AAA	5.00	6/25/33	342,076	340,939
First Horizon National Corp.	BBB	4.50	5/15/13	500,000	401,608
First Industrial LP	BBB	6.88	4/15/12	250,000	248,076

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES: (CONTINUED)
FINANCIAL (CONTINUED)
Fosters Finance Corp.†	BBB	6.88%	6/15/11	$500,000	$530,764
General Electric Capital Corp.	AAA	5.45	1/15/13	500,000	510,422
HCP, Inc.	BBB	4.88 - 5.65	9/15/10 - 12/15/13	500,000	468,511
Nissan Motor Acceptance Corp.†	BBB+	5.63	3/14/11	250,000	248,193
Roslyn Bancorp, Inc.	BBB-	7.50	12/1/08	250,000	253,515
Shurgard Storage Centers	A-	7.75	2/22/11	250,000	265,619
SLM Corp.	BBB-	4.00	1/15/09	250,000	246,923
Travelers Cos., Inc.	A-	5.38	6/15/12	250,000	250,847
Other Securities				2,250,000	1,899,783
					6,167,527
HEALTHCARE (1.9%)
Allergan, Inc.	A	5.75	4/1/16	250,000	250,920
WellPoint, Inc.	A-	4.25	12/15/09	250,000	247,483
Wyeth	A+	5.50	3/15/13	250,000	255,158
Other Securities				250,000	242,235
					995,796
INDUSTRIAL (3.9%)
Fisher Scientific Int'l., Inc.	BBB	6.13	7/1/15	250,000	247,840
Steelcase, Inc.	BBB-	6.50	8/15/11	250,000	253,506
Union Pacific Corp.	BBB	6.13	1/15/12	300,000	309,506
Other Securities				1,250,000	1,191,576
					2,002,428
TECHNOLOGY (0.9%)
Arrow Electronics, Inc.	BBB-	6.88	6/1/18	250,000	250,780
Cisco Systems, Inc.	A+	5.25	2/22/11	250,000	257,397
					508,177
TELECOMMUNICATIONS (0.9%)
Alltel Corp.	B-	7.00	3/15/16	250,000	252,500
Other Securities				250,000	241,250
					493,750
UTILITIES (2.8%)
Arizona Public Svc. Co.	BBB-	6.50	3/1/12	250,000	252,104
Duke Energy Corp.	A	4.50	4/1/10	250,000	251,779
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	250,787
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	251,319
Other Securities				450,000	430,729
					1,436,718
TOTAL LONG-TERM DEBT SECURITIES (COST: $51,387,158) 98.3%					$50,692,201

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
Baker Hughes, Inc.	A-1	2.50%	7/1/08	$620,000	$620,000
TOTAL SHORT-TERM DEBT SECURITIES (COST: $620,000) 1.2%					620,000
TOTAL INVESTMENTS (COST: $52,007,158) 99.5%					51,312,201
OTHER NET ASSETS 0.5%					234,534
NET ASSETS 100.0%					$51,546,735

Abbreviations: FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $1,023,959, or 2.0% of the Fund's net assets.

(1)  U.S. Government guaranteed security.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (76.0%)
FHLB	AAA	2.02%	7/11/08	$690,000	$689,612
FHLB	AAA	2.05	7/11/08	2,716,000	2,714,449
FHLB	AAA	2.05	7/23/08	3,984,000	3,979,014
FHLB	AAA	2.05	8/6/08	495,000	494,001
FHLB	AAA	2.07	7/23/08	4,926,000	4,919,775
FHLB	AAA	2.09	7/30/08	4,690,000	4,682,228
FHLB	AAA	2.09	7/11/08	1,973,000	1,971,852
FHLB	AAA	2.12	7/25/08	7,500,000	7,489,378
FHLB	AAA	2.17	7/25/08	1,742,000	1,739,475
FHLB	AAA	2.19	7/25/08	310,000	309,547
FHLB	AAA	2.19	7/28/08	364,000	363,401
FHLB	AAA	2.21	7/23/08	200,000	199,730
FHLB	AAA	2.23	8/06/08	1,029,000	1,026,738
FHLB	AAA	2.25	8/13/08	500,000	498,655
FHLB	AAA	2.29	8/1/08	2,000,000	1,996,117
FHLB	AAA	2.34	8/20/08	173,000	172,447
FHLMC	AAA	2.03	7/11/08	5,000,000	4,997,170
FHLMC	AAA	2.06	8/29/08	4,850,000	4,833,568
FHLMC	AAA	2.10	8/4/08	250,000	249,503
FHLMC	AAA	2.16	8/8/08	442,000	440,991
FHLMC	AAA	2.20	8/7/08	860,000	858,088
FHLMC	AAA	2.20	7/21/08	935,000	933,855
FHLMC	AAA	2.30	8/20/08	2,000,000	1,993,609
FNMA	AAA	2.06	7/16/08	4,300,000	4,296,305
FNMA	AAA	2.06	7/11/08	500,000	499,713
FNMA	AAA	2.07	7/23/08	4,017,000	4,011,900
FNMA	AAA	2.08	7/30/08	655,000	653,905
FNMA	AAA	2.10	7/21/08	4,117,000	4,112,209
FNMA	AAA	2.11	7/18/08	797,000	796,219
FNMA	AAA	2.11	7/30/08	1,302,000	1,299,792
FNMA	AAA	2.20	8/12/08	418,000	416,926
FNMA	AAA	2.22	7/28/08	6,766,000	6,754,916
FNMA	AAA	2.23	8/4/08	1,380,000	1,377,099
FNMA	AAA	2.25	8/18/08	403,000	401,790
FNMA	AAA	2.30	8/29/08	700,000	697,360
FNMA	AAA	2.34	9/8/08	1,000,000	995,446
FNMA	AAA	2.36	8/27/08	300,000	298,883
					74,165,666
COMMERCIAL PAPER (23.9%)
American Express Credit Corp.	A-1	2.34	7/22/08	600,000	599,179
American Express Credit Corp.	A-1	2.38	8/1/08	1,000,000	997,946
American Express Credit Corp.	A-1	2.45	8/8/08	150,000	149,611
American Express Credit Corp.	A-1	2.51	7/22/08	500,000	499,263
American Express Credit Corp.	A-1	2.52	8/1/08	900,000	898,039
American Express Credit Corp.	A-1	2.88	7/18/08	500,000	499,316
Archer-Daniels-Midland	A-1	2.10	7/11/08	1,500,000	1,499,122
Baker Hughes, Inc.	A-1	2.50	7/1/08	797,000	797,000

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES: (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
Eaton Corp.	A-1	2.20%	8/5/08	$686,000	$684,531
Eaton Corp.	A-1	2.20	8/8/08	634,000	635,525
Medtronic, Inc.	A-1+	2.30	7/15/08	1,007,000	1,006,099
Nestle Capital Corp.	A-1+	2.05	7/16/08	1,200,000	1,198,972
Nestle Capital Corp.	A-1+	2.14	7/25/08	1,704,000	1,701,563
Novartis Finance Corp.	A-1+	2.31	7/30/08	2,900,000	2,894,592
Siemens Capital Co. LLC	A-1+	2.20	7/25/08	1,700,000	1,697,497
Siemens Capital Co. LLC	A-1+	2.25	7/3/08	1,000,000	999,874
Stanley Works	A-1	2.10	7/10/08	2,100,000	2,098,894
Stanley Works	A-1	2.20	7/9/08	284,000	283,861
Stanley Works	A-1	2.20	7/29/08	500,000	499,141
Toyota Motor Credit Corp.	A-1+	2.39	8/11/08	305,000	304,169
Toyota Motor Credit Corp.	A-1+	2.41	8/6/08	400,000	399,033
Toyota Motor Credit Corp.	A-1+	2.43	8/5/08	1,185,000	1,182,190
Toyota Motor Credit Corp.	A-1+	2.45	8/4/08	1,269,000	1,266,052
Unilever Capital Corp.	A-1	2.70	10/30/08	600,000	595,237
					23,383,706
TOTAL SHORT-TERM DEBT SECURITIES (COST: $97,548,730) 99.9%					97,549,372
TOTAL INVESTMENTS (COST: $97,548,730) 99.9%					97,549,372
OTHER NET ASSETS 0.1%					98,513
NET ASSETS 100.0%					$97,647,885

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Cost: All America Fund — $51,062,829 Equity Index Fund — $45,706,775 Mid-Cap Equity Index Fund — $45,488,027 Small Cap Value Fund — $4,316,288 Small Cap Growth Fund — $3,595,436 Bond Fund — $52,007,158 Money Market Fund — $97,548,730)	$51,244,798	$48,030,062	$48,082,819	$3,840,093
Cash	14,510	54	36	9,480
Interest and dividends receivable	61,759	60,553	34,848	5,925
Receivable for securities sold	343,594	15,036	—	13,816
Receivable for daily variation on futures contracts	1,100	2,200	—	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	51,665,761	48,107,905	48,117,703	3,869,314
LIABILITIES:
Payable for securities purchased	770,878	45,133	—	125,376
Payable for daily variation on futures contracts	—	—	6,300	—
Dividends payable to shareholders	2,299	10,356	2,253	—
Shareholder redemptions payable	50,427	—	—	—
Accrued expenses	856	174	160	108
TOTAL LIABILITIES	824,460	55,663	8,713	125,484
NET ASSETS	$50,841,301	$48,052,242	$48,108,990	$3,743,830
SHARES OUTSTANDING	5,538,451	5,408,046	4,267,090	459,928
NET ASSET VALUE PER SHARE	$9.18	$8.89	$11.27	$8.14
COMPONENTS OF NET ASSETS:
Paid-in capital	$51,844,765	$46,328,344	$44,525,838	$4,580,384
Accumulated undistributed net investment income (loss)	(1,264)	(2,687)	(24,723)	(2,054)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(1,126,469)	(481,302)	1,179,156	(358,306)
Net unrealized appreciation (depreciation) of investments	124,269	2,207,887	2,428,719	(476,194)
NET ASSETS	$50,841,301	$48,052,242	$48,108,990	$3,743,830

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Cost: All America Fund — $51,062,829 Equity Index Fund — $45,706,775 Mid-Cap Equity Index Fund — $45,488,027 Small Cap Value Fund — $4,316,288 Small Cap Growth Fund — $3,595,436 Bond Fund — $52,007,158 Money Market Fund — $97,548,730)	$3,584,217	$51,312,201	$97,549,372
Cash	—	4,109	5,185
Interest and dividends receivable	1,217	478,361	—
Receivable for securities sold	35,645	15,598	—
Receivable for daily variation on futures contracts	—	—	—
Shareholder subscriptions receivable	—	66,448	107,475
TOTAL ASSETS	3,621,079	51,876,717	97,662,032
LIABILITIES:
Payable for securities purchased	134,740	302,487	—
Payable for daily variation on futures contracts	—	—	—
Dividends payable to shareholders	—	26,776	—
Shareholder redemptions payable	—	—	13,601
Accrued expenses	85	719	546
TOTAL LIABILITIES	134,825	329,982	14,147
NET ASSETS	$3,486,254	$51,546,735	$97,647,885
SHARES OUTSTANDING	381,795	5,512,113	9,257,444
NET ASSET VALUE PER SHARE	$9.13	$9.35	$10.55
COMPONENTS OF NET ASSETS:
Paid-in capital	$3,871,314	$53,818,639	$97,578,647
Accumulated undistributed net investment income (loss)	(5,840)	65,130	66,456
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(368,001)	(1,642,077)	2,140
Net unrealized appreciation (depreciation) of investments	(11,219)	(694,957)	642
NET ASSETS	$3,486,254	$51,546,735	$97,647,885

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2008 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$479,187	$503,147	$342,258	$31,021
Interest	32,057	29,205	23,914	4,462
Total Investment Income	511,244	532,352	366,172	35,483
EXPENSES:
Investment advisory expenses	133,293	31,631	29,976	16,294
Independent directors' fees and expenses	17,644	16,747	15,878	1,269
Custodian expenses	13,506	12,819	12,155	971
Accounting expenses	14,505	13,767	13,053	1,043
Transfer agent fees	19,098	18,126	17,186	1,374
Registration fees and expenses	10,702	10,158	9,631	770
Audit	7,694	7,303	6,924	553
Shareholder reports	3,258	3,092	2,932	234
Other	4,776	4,533	4,298	343
Total Expenses Before Reimbursement	224,476	118,176	112,033	22,851
Expense Reimbursement (Note 2)	(91,183)	(86,545)	(82,057)	(6,557)
Net Expenses	133,293	31,631	29,976	16,294
Net Investment Income (Loss) (Note 1)	377,951	500,721	336,196	19,189
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(706,602)	130,156	1,151,362	(269,100)
Net realized gain (loss) on futures contracts	(139,592)	(201,005)	15,094	—
	(846,194)	(70,849)	1,166,456	(269,100)
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(5,812,962)	(6,830,393)	(3,324,949)	(81,921)
Net unrealized appreciation (depreciation) of futures contracts	(73,138)	(130,838)	(172,075)	—
	(5,886,100)	(6,961,231)	(3,497,024)	(81,921)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(6,732,294)	(7,032,080)	(2,330,568)	(351,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,354,343)	$(6,531,359)	$(1,994,372)	$(331,832)

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$5,650	$—	$—
Interest	3,127	1,369,793	1,432,281
Total Investment Income	8,777	1,369,793	1,432,281
EXPENSES:
Investment advisory expenses	14,617	115,196	98,282
Independent directors' fees and expenses	1,138	16,955	32,549
Custodian expenses	871	12,978	24,916
Accounting expenses	936	13,938	26,758
Transfer agent fees	1,232	18,351	35,230
Registration fees and expenses	691	10,284	19,743
Audit	496	7,394	14,194
Shareholder reports	210	3,131	6,010
Other	308	4,589	8,810
Total Expenses Before Reimbursement	20,499	202,816	266,492
Expense Reimbursement (Note 2)	(5,882)	(87,620)	(168,210)
Net Expenses	14,617	115,196	98,282
Net Investment Income (Loss) (Note 1)	(5,840)	1,254,597	1,333,999
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(343,829)	2,853	2,849
Net realized gain (loss) on futures contracts	—	—	—
	(343,829)	2,853	2,849
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	31,053	(586,848)	1,166
Net unrealized appreciation (depreciation) of futures contracts	—	—	—
	31,053	(586,848)	1,166
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(312,776)	(583,995)	4,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(318,616)	$670,602	$1,338,014

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(a)
FROM OPERATIONS:
Net investment income	$377,951	$1,032,379	$500,721	$1,592,219	$336,196	$862,747	$19,189	$23,116
Net realized gain (loss) on investments and futures contracts	(846,194)	4,739,713	(70,849)	4,464,910	1,166,456	4,412,974	(269,100)	(55,660)
Net unrealized appreciation (depreciation) of investments and futures contracts	(5,886,100)	(2,538,057)	(6,961,231)	(1,469,292)	(3,497,024)	(1,371,967)	(81,921)	(394,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,354,343)	3,234,035	(6,531,359)	4,587,837	(1,994,372)	3,903,754	(331,832)	(426,818)
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(379,215)	(987,356)	(503,408)	(1,505,349)	(361,090)	(816,244)	(21,243)	(23,128)
From capital gains	—	(5,096,765)	—	(3,660,939)	—	(4,966,540)	—	(35,129)
Total distributions	(379,215)	(6,084,121)	(503,408)	(5,166,288)	(361,090)	(5,782,784)	(21,243)	(58,257)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	88,321	3,843,731	141,348	4,391,550	92,109	4,337,476	30,000	4,472,480
Dividend reinvestments	376,916	6,078,230	493,051	5,092,554	358,837	5,782,784	21,243	58,256
Cost of shares redeemed	(783,406)	(17,440,370)	(151,956)	(32,227,475)	(489,146)	(7,594,882)	—	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(318,169)	(7,518,409)	482,443	(22,743,371)	(38,200)	2,525,378	51,243	4,530,736
NET INCREASE (DECREASE) IN NET ASSETS	(7,051,727)	(10,368,495)	(6,552,324)	(23,321,822)	(2,393,662)	646,348	(301,832)	4,045,661
NET ASSETS, BEGINNING OF PERIOD	57,893,028	68,261,522	54,604,566	77,926,388	50,502,652	49,856,305	4,045,662	—
NET ASSETS, END OF PERIOD	$50,841,301	$57,893,027	$48,052,242	$54,604,566	$48,108,990	$50,502,653	$3,743,830	$4,045,661
OTHER INFORMATION:
Shares outstanding at beginning of period	5,569,383	6,317,817	5,353,800	7,591,919	4,268,630	4,087,752	453,716	—
Shares issued	9,047	342,047	14,873	414,813	8,343	327,891	3,602	447,339
Shares issued as reinvestment of dividends	41,060	576,261	55,491	494,219	31,828	475,386	2,610	6,377
Shares redeemed	(81,039)	(1,666,742)	(16,118)	(3,147,151)	(41,711)	(622,399)	—	—
Net increase (decrease)	(30,932)	(748,434)	54,246	(2,238,119)	(1,540)	180,878	6,212	453,716
Shares outstanding at end of period	$5,538,451	$5,569,383	$5,408,046	$5,353,800	$4,267,090	$4,268,630	$459,928	$453,716

(a)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(a)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$(5,840)	$(4,496)	$1,254,597	$3,202,746	$1,333,999	$4,749,169
Net realized gain (loss) on investments and futures contracts	(343,829)	(6,221)	2,853	302,217	2,849	581
Net unrealized appreciation (depreciation) of investments and futures contracts	31,053	(42,272)	(586,848)	1,175,353	1,166	(524)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(318,616)	(52,989)	670,602	4,680,316	1,338,014	4,749,226
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	(2,765)	(1,239,937)	(3,306,069)	(1,320,541)	(4,781,278)
From capital gains	—	(10,690)	—	—	—	—
Total distributions	—	(13,455)	(1,239,937)	(3,306,069)	(1,320,541)	(4,781,278)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	30,000	3,827,860	896,066	6,405,590	21,180,218	46,088,273
Dividend reinvestments	—	13,454	1,213,162	3,301,708	1,306,940	4,738,612
Cost of shares redeemed	—	—	(277,865)	(28,067,120)	(19,651,061)	(44,536,440)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	30,000	3,841,314	1,831,363	(18,359,822)	2,836,097	6,290,445
NET INCREASE (DECREASE) IN NET ASSETS	(288,616)	3,774,870	1,262,028	(16,985,575)	2,853,570	6,258,393
NET ASSETS, BEGINNING OF PERIOD	3,774,870	—	50,284,707	67,270,283	94,794,315	88,535,922
NET ASSETS, END OF PERIOD	$3,486,254	$3,774,870	$51,546,735	$50,284,708	$97,647,885	$94,794,315
OTHER INFORMATION:
Shares outstanding at beginning of period	378,489	—	5,317,959	7,256,566	8,986,668	8,398,777
Shares issued	3,306	377,151	93,232	681,119	1,992,814	4,316,214
Shares issued as reinvestment of dividends	—	1,338	129,729	354,325	123,903	448,691
Shares redeemed	—	—	(28,807)	(2,974,051)	(1,845,941)	(4,177,014)
Net increase (decrease)	3,306	378,489	194,154	(1,938,607)	270,776	587,891
Shares outstanding at end of period	$381,795	$378,489	$5,512,113	$5,317,959	$9,257,444	$8,986,668

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2008 and each of the five years ended December 31, 2007 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2008		Years Ended December 31,					Six Months Ended June 30, 2008		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2007	2006	2005	2004	2003	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.39		$10.80	$9.75	$10.05	$9.40	$7.14	$10.20		$10.26	$9.04	$8.78	$8.07	$6.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.16	0.14	0.13	0.11	0.06	0.09		0.21	0.17	0.15	0.15	0.10
Net Gains or (Losses) on Securities Realized and Unrealized	(1.21)		0.34	1.36	0.24	0.65	2.26	(1.31)		0.39	1.22	0.26	0.71	1.69
Total From Investment Operations	(1.14)		0.50	1.50	0.37	0.76	2.32	(1.22)		0.60	1.39	0.41	0.86	1.79
Less: Dividend Distributions:
From Net Investment Income	(0.07)		(0.15)	(0.14)	(0.13)	(0.11)	(0.06)	(0.09)		(0.19)	(0.17)	(0.15)	(0.15)	(0.10)
From Capital Gains	0.00		(0.76)	(0.31)	(0.54)	—	—	0.00		(0.47)	—	—	—	—
Total Distributions	(0.07)		(0.91)	(0.45)	(0.67)	(0.11)	(0.06)	(0.09)		(0.66)	(0.17)	(0.15)	(0.15)	(0.10)
Net Asset Value, End of Period	$9.18		$10.39	$10.80	$9.75	$10.05	$9.40	$8.89		$10.20	$10.26	$9.04	$8.78	$8.07
Total Return (%)(a)	(11.03	)(e)	4.62	15.56	3.75	8.17	32.58	(11.96	)(e)	5.74	15.61	4.79	10.68	28.33
Net Assets, End of Period ($ millions)	50.8		57.9	68.3	54.4	62.2	57.1	48.1		54.6	77.9	59.3	54.3	44.9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.42	(d)	1.43	1.43	1.18	1.17	0.86	1.98	(d)	1.95	1.90	1.76	1.89	1.65
Ratio of Expenses to Average Net Assets (%)	0.84	(d)	0.79	0.82	0.85	0.83	0.94	0.47	(d)	0.41	0.44	0.48	0.47	0.63
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(d)	0.50	0.50	0.50	0.50	0.50	0.13	(d)	0.13	0.12	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	14.16	(e)	28.36	27.29	47.43	50.30	73.76	1.80	(e)	4.44	3.21	4.41	2.18	1.87

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2008		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.83		$12.20	$12.32	$11.69	$10.48	$7.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.09		0.20	0.20	0.15	0.12	0.09
Net Gains or (Losses) on Securities Realized and Unrealized	(0.56)		0.76	1.06	1.29	1.58	2.66
Total From Investment Operations	(0.47)		0.96	1.26	1.44	1.70	2.75
Less: Dividend Distributions:
From Net Investment Income	(0.09)		(0.19)	(0.21)	(0.15)	(0.12)	(0.09)
From Capital Gains	0.00		(1.14)	(1.17)	(0.66)	(0.37)	—
Total Distributions	(0.09)		(1.33)	(1.38)	(0.81)	(0.49)	(0.09)
Net Asset Value, End of Period	$11.27		$11.83	$12.20	$12.32	$11.69	$10.48
Total Return (%)(a)	(3.98	)(e)	7.80	10.32	12.47	16.29	35.19
Net Assets, End of Period ($ millions)	48.1		50.5	49.9	53.6	38.4	31
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.40	(d)	1.57	1.51	1.33	1.09	1.06
Ratio of Expenses to Average Net Assets (%)	0.47	(d)	0.41	0.44	0.46	0.53	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.13	0.12	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	4.60	(e)	22.53	26.07	18.85	15.82	8.02

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund				Small Cap Growth Fund				Bond Fund
	Six Months Ended June 30, 2008		Years Ended December 31,		Six Months Ended June 30, 2008		Years Ended December 31,		Six Months Ended June 30, 2008		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2007(c)		(Unaudited)		2007(c)		(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.92		$10.00		$9.97		$10.00		$9.46		$9.27	$9.26	$9.46	$9.47	$9.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.05		0.05		0.00		(0.01)		0.23		0.41	0.39	0.37	0.36	0.39
Net Gains or (Losses) on Securities Realized and Unrealized	(0.78)		(1.00)		(0.84)		0.02		(0.11)		0.20	(0.01)	(0.20)	(0.01)	0.03
Total From Investment Operations	(0.73)		(0.95)		(0.84)		0.01		0.12		0.61	0.38	0.17	0.35	0.42
Less: Dividend Distributions:
From Net Investment Income	(0.05)		(0.05)		0.00		(0.01)		(0.23)		(0.42)	(0.37)	(0.37)	(0.36)	(0.38)
From Capital Gains	0.00		(0.08)		0.00		(0.03)		0.00		—	—	—	—	—
Total Distributions	(0.05)		(0.13)		0.00		(0.04)		(0.23)		(0.42)	(0.37)	(0.37)	(0.36)	(0.38)
Net Asset Value, End of Period	$8.14		$8.92		$9.13		$9.97		$9.35		$9.46	$9.27	$9.26	$9.46	$9.47
Total Return (%)(a)	(8.19	)(e)	(9.52	)(e)	(8.44	)(e)	0.10	(e)	1.34	(e)	6.67	4.26	1.80	3.73	4.45
Net Assets, End of Period ($ millions)	3.7		4.0		3.5		3.8		51.5		50.3	67.3	60.7	54.9	46.1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.04	(d)	1.03	(d)	(1.03	)(d)	(0.22	)(d)	4.90	(d)	4.55	4.30	3.96	3.91	4.25
Ratio of Expenses to Average Net Assets (%)	1.19	(d)	1.29	(d)	1.19	(d)	1.30	(d)	0.79	(d)	0.74	0.77	0.80	0.79	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(d)	0.87	(d)	0.85	(d)	0.88	(d)	0.45	(d)	0.45	0.45	0.45	0.45	0.45
Portfolio Turnover Rate (%)(b)	28.73	(e)	60.85	(e)	43.68	(e)	68.66	(e)	3.73	(e)	26.15	16.83	13.44	41.77	47.96

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Six Months Ended June 30, 2008		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.55		$10.54	$10.54	$10.52	$10.52	$10.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.14		0.53	0.51	0.32	0.13	0.10
Net Gains or (Losses) on Securities Realized and Unrealized	0.00		—	—	—	—	—
Total From Investment Operations	0.14		0.53	0.51	0.32	0.13	0.10
Less: Dividend Distributions:
From Net Investment Income	(0.14)		(0.52)	(0.51)	(0.30)	(0.13)	(0.11)
From Capital Gains	0.00		—	—	—	—	—
Total Distributions	(0.14)		(0.52)	(0.51)	(0.30)	(0.13)	(0.11)
Net Asset Value, End of Period	$10.55		$10.55	$10.54	$10.54	$10.52	$10.52
Total Return (%)(a)	1.37	(e)	5.12	4.91	3.06	1.18	0.94
Net Assets, End of Period ($ millions)	97.6		94.8	88.5	76.0	54.8	54.7
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.71	(d)	4.99	4.82	3.07	1.16	0.95
Ratio of Expenses to Average Net Assets (%)	0.54	(d)	0.48	0.52	0.55	0.53	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	(d)	0.20	0.20	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	N/A		NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At June 30, 2008 it issued seven series of capital stock, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Fair Value — Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$48,589,754	$2,655,044	—	$51,244,798
Equity Index Fund	$45,564,133	$2,465,929	—	$48,030,062
Mid-Cap Equity Index Fund	$45,114,115	$2,968,704	—	$48,082,819
Small Cap Value Fund	$3,406,093	$434,000	—	$3,840,093
Small Cap Growth Fund	$3,214,217	$370,000	—	$3,584,217
Bond Fund	—	$51,312,201	—	$51,312,201
Money Market Fund	—	$97,549,372	—	$97,549,372

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Other Financial Instruments:*
All America Fund	$(57,700)	—	—	$(57,700)
Equity Index Fund	$(115,400)	—	—	$(115,400)
Mid-Cap Equity Index Fund	$(166,075)	—	—	$(166,075)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of June 30, 2008, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2004 through 2007 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service and state tax authorities.

At June 30, 2008, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2008	$0	$0	$0	$0
2009	0	0	0	0
2010	0	0	0	0
2011	0	0	0	0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	(870,921)	(198,947)	0	(334,720)
Total	$(870,921)	$(198,947)	$0	$(334,720)

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2008	$0	$0	$0
2009	0	0	0
2010	0	0	0
2011	0	(1,428,016)	0
2012	0	0	0
2013	0	(24,447)	0
2014	0	(189,614)	0
2015	0	0	0
2016	(362,295)	0	0
Total	$(362,295)	$(1,642,077)	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Aggressive Equity, Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund,. 125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2008 and continues into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2008 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$8,066,215	$1,144,313	$2,128,378	$1,116,856	$1,457,600	$2,073,029	$—
Proceeds from sales of investments	$7,229,392	$870,025	$3,616,055	$994,222	$1,382,787	$1,890,685	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$—	$—	$—	$—	$1,574,752	$—
Proceeds from sales of investments	$—	$—	$—	$—	$—	$—	$—

For the Money Market Fund, the cost of short-term securities purchased was $703,133,140; net proceeds from sales were $701,687,371.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2008 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$8,698,317	$9,842,390	$9,990,054	$152,012
Unrealized Depreciation	(8,829,596)	(7,916,858)	(7,391,397)	(651,792)
Net	$(131,279)	$1,925,532	$2,598,657	$(499,780)
Cost of Investments	$51,376,077	$46,104,530	$45,484,162	$4,339,873

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$375,299	$438,838	$642
Unrealized Depreciation	(392,224)	(1,133,795)	0
Net	$(16,925)	$(694,957)	$642
Cost of Investments	$3,601,142	$52,007,158	$97,548,730

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2008, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2008, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	41%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	72%
Small Cap Value Fund	44%
Small Cap Growth	53%
Bond Fund	16%
Money Market Fund	2%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2008 were as follows:

All America Fund: three shareholders owning 22%, 19% and 9%, respectively.

Equity Index Fund: three shareholders owning 46%, 24% and 9%, respectively.

Mid-Cap Equity Index Fund: one shareholder owning 19%.

Small Cap Value Fund: three shareholders owning 41%, 5% and 5%, respectively.

Small Cap Growth Fund: two shareholders owning 34% and 5%, respectively.

Bond Fund: one shareholder owning 71%.

Money Market Fund: two shareholders owning 10% and 5%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS

On June 30, 2008, dividend distributions from net investment income were declared and paid for each of the Funds. For the year ended December 31, 2007, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2006 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 17, 2007. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2008 and 2007 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2008 and 2007 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2008	$377,951	$500,721	$361,090	$19,189
2007	$1,665,137	$1,846,914	$1,084,033	$58,257
Long-term capital gains (b)
2008	$0	$0	$0	$0
2007	$4,418,985	$3,319,374	$4,698,751	$0
Return of Capital
2008	$1,264	$2,687	$0	$2,054
2007	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2008	$0	$1,239,937	$1,320,541
2007	$13,455	$3,306,069	$4,781,278
Long-term capital gains (b)
2008	$0	$0	$0
2007	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2008, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(870,921)	$(198,947)	$1,009,218	$(334,720)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(131,279)	$1,925,532	$2,598,657	$(499,780)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$14,660	$14,889
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(362,295)	$(1,642,077)	$709
Net unrealized appreciation (depreciation) of investments and futures contracts	$(16,925)	$(694,957)	$642

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2008, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$1,264	$2,687	$24,894	$2,054
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0	$0
Paid in capital	$(1,264)	$(2,687)	$(24,894)	$(2,054)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$5,840	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$(5,840)	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2008. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

At its meeting held on February 26, 2008, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9.4 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2007, the vast majority of the Funds demonstrated gross performance that compared satisfactorily to their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past few years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

Annual Shareholder Meeting

On May 5, 2008, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. Total votes cast for the vote were 10,789,523 or 35.26% of the outstanding shares. The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
George E. Barker	10,720,980	99.36%	68,543	0.64%
Carolyn N. Dolan	10,720,980	99.36%	68,543	0.64%
John R. Greed	10,720,980	99.36%	68,543	0.64%
John T. Sharkey	10,720,980	99.36%	68,543	0.64%
John Silber	10,720,980	99.36%	68,543	0.64%
Patrick J. Waide, Jr.	10,720,980	99.36%	68,543	0.64%

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.2%)
Air Products & Chemicals, Inc.	540	53,384
Alcoa, Inc.	2,151	76,619
Allegheny Technologies, Inc.	259	15,354
Ashland, Inc.	148	7,134
Ball Corp.	250	11,935
Bemis Co., Inc.	257	5,762
Dow Chemical Co.	2,397	83,679
Du Pont (E.I.) de Nemours & Co.	2,329	99,891
Eastman Chemical Co.	199	13,703
Ecolab, Inc.	452	19,431
Freeport-McMoRan Copper & Gold, Inc.	998	116,956
Hercules, Inc.	293	4,960
Int’l. Flavors & Fragrances, Inc.	205	8,007
International Paper Co.	1,117	26,026
MeadWestvaco Corp.	452	10,776
Monsanto Co.	1,391	175,878
Newmont Mining Corp.	1,142	59,567
Nucor Corp.	812	60,632
Pactiv Corp.*	340	7,218
PPG Industries, Inc.	423	24,268
Praxair, Inc.	801	75,486
Rohm & Haas Co.	323	15,000
Sealed Air Corp.	421	8,003
Sigma-Aldrich Corp.	334	17,989
Titanium Metals Corp.	257	3,595
United States Steel Corp.	298	55,064
Vulcan Materials Co.	286	17,097
Weyerhaeuser Co.	555	28,383
		1,101,797
CONSUMER, CYCLICAL (4.8%)
Abercrombie & Fitch Co. Cl A	224	14,040
Amazon.com, Inc.*	814	59,691
Apollo Group, Inc. Cl A*	340	15,048
AutoNation, Inc.*	355	3,557
AutoZone, Inc.*	112	13,553
Bed Bath & Beyond, Inc.*	675	18,968
Best Buy Co., Inc.	902	35,719
Big Lots, Inc.*	216	6,748
Black & Decker Corp.	158	9,087
Carnival Corp.	1,148	37,838
CBS Corp. Cl B	1,754	34,185
Centex Corp.	327	4,372
Clear Channel Communications, Inc.	1,258	44,282

Coach, Inc.*	901	26,021
Comcast Corp. Cl A	7,822	148,383
Covidien Ltd.	1,293	61,922
D.R. Horton, Inc.	718	7,790
Darden Restaurants, Inc.	362	11,562
Dillard’s, Inc. Cl A	151	1,747
DIRECTV Group, Inc.*	1,830	47,415
Disney (Walt) Co.	4,932	153,878
Eastman Kodak Co.	760	10,967
Expedia, Inc.*	546	10,035
Family Dollar Stores, Inc.	364	7,258
Ford Motor Co.*	6,198	29,812
Fortune Brands, Inc.	395	24,652
GameStop Corp. Cl A*	427	17,251
Gannett Co., Inc.	596	12,915
Gap, Inc.	1,159	19,321
General Motors Corp.	1,521	17,492
Genuine Parts Co.	422	16,745
Goodyear Tire & Rubber Co.*	633	11,286
H&R Block, Inc.	876	18,746
Harley-Davidson, Inc.	619	22,445
Harman Int’l. Industries, Inc.	151	6,250
Hasbro, Inc.	358	12,788
Home Depot, Inc.	4,442	104,032
IAC/InterActiveCorp*	474	9,139
International Game Technology	809	20,209
Interpublic Group of Cos., Inc.*	1,224	10,526
Johnson Controls, Inc.	1,555	44,597
Jones Apparel Group, Inc.	227	3,121
KB Home	205	3,471
Kohl’s Corp.*	805	32,232
Leggett & Platt, Inc.	430	7,211
Lennar Corp. Cl A	366	4,516
Limited Brands, Inc.	795	13,396
Liz Claiborne, Inc.	246	3,481
Lowe’s Cos., Inc.	3,823	79,327
Macy’s, Inc	1,104	21,440
Marriott International, Inc. Cl A	807	21,176
Mattel, Inc.	934	15,990
McDonald’s Corp.	2,917	163,994
McGraw-Hill Cos., Inc.	823	33,019
Meredith Corp.	95	2,688
New York Times Co. Cl A	368	5,664
Newell Rubbermaid, Inc.	721	12,106
News Corp. Cl A	6,070	91,293
NIKE, Inc. Cl B	981	58,477

Nordstrom, Inc.	460	13,938
Office Depot, Inc.*	718	7,855
Omnicom Group, Inc.	818	36,712
Penney (J.C.) Co., Inc.	567	20,576
Polo Ralph Lauren Corp.	151	9,480
Pulte Homes, Inc.	564	5,431
RadioShack Corp.	346	4,245
Scripps Networks Interactive, Inc. Cl A - W/I*	231	8,859
Sears Hldgs. Corp.*	183	13,480
Sherwin-Williams Co.	251	11,528
Snap-On, Inc.	148	7,697
Stanley Works	202	9,056
Staples, Inc.	1,831	43,486
Starbucks Corp.*	1,916	30,158
Starwood Hotels & Resorts Worldwide, Inc.	490	19,634
Target Corp.	2,034	94,561
Tiffany & Co.	332	13,529
Time Warner, Inc.	9,220	136,456
TJX Cos., Inc.	1,096	34,491
V.F. Corp.	228	16,229
Viacom, Inc. Cl B*	1,629	49,750
Washington Post Co. Cl B	15	8,804
Wendy’s International, Inc.	223	6,070
Whirlpool Corp.	192	11,852
Wyndham Worldwide Corp.	469	8,400
Yum! Brands, Inc.	1,221	42,845
		2,419,996
CONSUMER, NON-CYCLICAL (6.1%)
Altria Group, Inc.	5,290	108,762
Anheuser-Busch Cos., Inc.	1,800	111,816
Archer-Daniels-Midland Co.	1,658	55,958
Avon Products, Inc.	1,109	39,946
Brown-Forman Corp. Cl B	215	16,248
Campbell Soup Co.	554	18,537
Clorox Co.	352	18,374
Coca-Cola Co.	5,043	262,135
Coca-Cola Enterprises, Inc.	724	12,525
Colgate-Palmolive Co.	1,315	90,867
ConAgra Foods, Inc.	1,227	23,657
Constellation Brands, Inc. Cl A*	491	9,751
Costco Wholesale Corp.	1,124	78,837
CVS Caremark Corp.	3,627	143,520
Dean Foods Co.*	382	7,495
Estee Lauder Cos., Inc. Cl A	296	13,749
General Mills, Inc.	842	51,168
Heinz (H.J.) Co.	804	38,471
Hershey Co.	432	14,161

Kellogg Co.	647	31,069
Kimberly-Clark Corp.	1,073	64,144
Kraft Foods, Inc. Cl A	3,886	110,557
Kroger Co.	1,660	47,924
Lorillard, Inc.*	444	30,707
McCormick & Co., Inc.	326	11,625
Molson Coors Brewing Co. Cl B	358	19,450
Pepsi Bottling Group, Inc.	336	9,381
PepsiCo, Inc.	4,051	257,603
Philip Morris Int’l., Inc.	5,339	263,693
Proctor & Gamble Co.	7,889	479,730
Reynolds American, Inc.	435	20,301
Safeway, Inc.	1,136	32,433
Sara Lee Corp.	1,807	22,136
Supervalu, Inc.	548	16,928
Sysco Corp.	1,550	42,641
Tyco Electronics	1,229	44,023
Tyson Foods, Inc. Cl A	676	10,099
UST, Inc.	376	20,533
Wal-Mart Stores, Inc.	6,010	337,762
Walgreen Co.	2,530	82,250
Whole Foods Market, Inc.	358	8,481
Wrigley (Wm.) Jr. Co.	539	41,923
		3,121,370
ENERGY (9.0%)
Anadarko Petroleum Corp.	1,196	89,509
Apache Corp.	846	117,594
Baker Hughes, Inc.	794	69,348
BJ Services Co.	737	23,540
Cabot Oil & Gas Corp.	246	16,662
Cameron International Corp.*	555	30,719
Chesapeake Energy Corp.	1,213	80,009
Chevron Corp.	5,232	518,648
ConocoPhillips	3,925	370,481
Consol Energy, Inc.	465	52,252
Devon Energy Corp.	1,130	135,781
El Paso Corp.	1,774	38,567
ENSCO International, Inc.	366	29,551
EOG Resources, Inc.	628	82,394
Exxon Mobil Corp.	13,425	1,183,137
Halliburton Co.	2,205	117,019
Hess Corp.	715	90,226
Marathon Oil Corp.	1,833	95,078
Massey Energy Co.	201	18,844
Murphy Oil Corp.	488	47,848
Nabors Industries Ltd.*	703	34,609
National Oilwell Varco, Inc.*	1,053	93,422

Noble Corp.	690	44,822
Noble Energy, Inc.	443	44,548
Occidental Petroleum Corp.	2,099	188,616
Peabody Energy Corp.	705	62,075
Range Resources Corp.	386	25,298
Rowan Cos., Inc.	282	13,184
Schlumberger Ltd.	3,026	325,083
Smith International, Inc.	516	42,900
Southwestern Energy Co.*	848	40,373
Spectra Energy Corp.	1,591	45,725
Sunoco, Inc.	304	12,370
Tesoro Corp.	363	7,177
Transocean, Inc.*	801	122,064
Valero Energy Corp.	1,389	57,199
Weatherford Int’l. Ltd.*	1,724	85,493
Williams Cos., Inc.	1,492	60,143
XTO Energy, Inc.	1,285	88,035
		4,600,343
FINANCIAL (8.1%)
ACE Ltd.	857	47,212
Aflac, Inc.	1,214	76,239
Allstate Corp.	1,409	64,236
American Capital Strategies Ltd.	525	12,479
American Express Co.	3,018	113,688
American Int’l. Group, Inc.	6,966	184,320
Ameriprise Financial, Inc.	581	23,629
Aon Corp.	766	35,190
Apartment Investment & Mgmt. Co. Cl A	234	7,970
Assurant, Inc.	246	16,226
AvalonBay Communities, Inc.	201	17,921
Bank of America Corp.	11,662	278,372
Bank of New York Mellon Corp.	2,920	110,464
BB&T Corp.	1,359	30,944
Boston Properties, Inc.	311	28,058
Capital One Financial Corp.	967	36,756
CB Richard Ellis Group, Inc. Cl A*	447	8,582
Charles Schwab Corp.	2,464	50,611
Chubb Corp.	937	45,922
Cincinnati Financial Corp.	410	10,414
CIT Group, Inc.	734	4,999
Citigroup, Inc.	14,388	241,143
CME Group, Inc.	141	54,030
Comerica, Inc.	370	9,483
Countrywide Financial Corp.	1,507	6,405
Developers Diversified Realty Corp.	308	10,691
Discover Financial Svcs.	1,241	16,344
E*Trade Financial Corp.*	1,218	3,825

Equity Residential	701	26,827
Federated Investors, Inc. Cl B	224	7,710
FHLMC	1,760	28,864
Fifth Third Bancorp	1,384	14,089
First Horizon National Corp.	483	3,589
FNMA	2,830	55,213
Franklin Resources, Inc.	410	37,577
General Growth Pptys., Inc.	697	24,416
Genworth Financial, Inc. Cl A	1,137	20,250
Goldman Sachs Group, Inc.	1,014	177,349
Hartford Financial Svcs. Group, Inc.	808	52,173
HCP, Inc.	607	19,309
Host Hotels & Resorts, Inc.	1,367	18,660
Hudson City Bancorp, Inc.	1,290	21,517
Huntington Bancshares, Inc.	727	4,195
IntercontinentalExchange, Inc.*	182	20,748
Janus Capital Group, Inc.	382	10,112
JPMorgan Chase & Co.	8,907	305,599
KeyCorp	1,227	13,472
Kimco Realty Corp.	656	22,645
Legg Mason, Inc.	361	15,729
Lehman Brothers Hldgs., Inc.	1,827	36,193
Leucadia National Corp.	460	21,592
Lincoln National Corp.	669	30,319
Loews Corp.	924	43,336
M&T Bank Corp.	201	14,179
Marsh & McLennan Cos., Inc.	1,309	34,754
Marshall & Ilsley Corp.	663	10,164
MBIA, Inc.	612	2,687
Merrill Lynch & Co., Inc.	2,619	83,048
MetLife, Inc.	1,831	96,622
MGIC Investment Corp.	326	1,992
Moody’s Corp.	523	18,012
Morgan Stanley	2,907	104,855
National City Corp.	2,000	9,540
Northern Trust Corp.	492	33,736
NYSE Euronext	693	35,107
Plum Creek Timber Co., Inc.	443	18,921
PNC Financial Svcs. Grp., Inc.	877	50,077
Principal Financial Grp., Inc.	677	28,414
Progressive Corp.	1,735	32,479
ProLogis	693	37,665
Prudential Financial, Inc.	1,134	67,745
Public Storage	318	25,691
Regions Financial Corp.	1,739	18,973
Safeco Corp.	227	15,245

Simon Property Group, Inc.	582	52,316
SLM Corp.*	1,200	23,220
Sovereign Bancorp, Inc.	1,157	8,516
State Street Corp.	1,092	69,877
SunTrust Banks, Inc.	922	33,395
T. Rowe Price Group, Inc.	690	38,964
Torchmark Corp.	229	13,431
Travelers Cos., Inc.	1,546	67,096
U.S. Bancorp	4,411	123,023
Unum Group	896	18,323
Vornado Realty Trust	347	30,536
Wachovia Corp.	5,583	86,704
Washington Mutual, Inc.	2,710	13,360
Wells Fargo & Co.	8,737	207,504
XL Capital Ltd. Cl A	480	9,869
Zions Bancorporation	274	8,628
		4,122,304
HEALTHCARE (6.6%)
Abbott Laboratories	3,962	209,867
Aetna, Inc.	1,249	50,622
Allergan, Inc.	794	41,328
AmerisourceBergen Corp.	408	16,316
Amgen, Inc.*	2,738	129,124
Applera Corp. - Applied Biosystems Group	427	14,296
Bard (C.R.), Inc.	256	22,515
Barr Pharmaceuticals, Inc.*	276	12,442
Baxter International, Inc.	1,591	101,729
Becton, Dickinson & Co.	623	50,650
Biogen Idec, Inc.*	759	42,421
Boston Scientific Corp.*	3,559	43,740
Bristol-Myers Squibb Co.	5,095	104,600
Cardinal Health, Inc.	915	47,196
Celgene Corp.*	1,132	72,301
CIGNA Corp.	723	25,587
Coventry Health Care, Inc.*	388	11,803
Express Scripts, Inc.*	648	40,643
Forest Laboratories, Inc.*	787	27,340
Genzyme Corp.*	686	49,406
Gilead Sciences, Inc.*	2,383	126,180
Hospira, Inc.*	404	16,204
Humana, Inc.*	435	17,300
IMS Health, Inc.	466	10,858
Intuitive Surgical, Inc.*	99	26,671
Johnson & Johnson	7,168	461,189
King Pharmaceuticals, Inc.*	648	6,785
Laboratory Corp. of America Hldgs.*	286	19,914
Lilly (Eli) & Co.	2,546	117,523

McKesson Corp.	687	38,410
Medco Health Solutions, Inc.*	1,283	60,558
Medtronic, Inc.	2,866	148,316
Merck & Co., Inc.	5,482	206,617
Millipore Corp.*	140	9,500
Mylan, Inc.*	797	9,620
Patterson Cos., Inc.*	335	9,846
PerkinElmer, Inc.	303	8,439
Pfizer, Inc.	17,459	305,009
Quest Diagnostics, Inc.	400	19,388
Schering-Plough Corp.	4,244	83,564
St. Jude Medical, Inc.*	871	35,606
Stryker Corp.	616	38,734
Tenet Healthcare Corp.*	1,243	6,911
Thermo Fisher Scientific, Inc.*	1,075	59,910
UnitedHealth Group, Inc.	3,194	83,843
Varian Medical Systems, Inc.*	325	16,851
Waters Corp.*	256	16,512
Watson Pharmaceuticals, Inc.*	265	7,200
WellPoint, Inc.*	1,361	64,865
Wyeth	3,376	161,913
Zimmer Hldgs., Inc.*	600	40,830
		3,348,992
INDUSTRIAL (6.3%)
3M Co.	1,811	126,027
AK Steel Hldg. Corp.	282	19,458
Allied Waste Industries, Inc.*	869	10,967
Avery Dennison Corp.	276	12,125
Boeing Co.	1,921	126,248
Burlington Northern Santa Fe Corp.	759	75,817
C.H. Robinson Worldwide, Inc.	447	24,513
Caterpillar, Inc.	1,563	115,381
Cintas Corp.	341	9,040
Cooper Industries Ltd. Cl A	446	17,617
CSX Corp.	1,047	65,762
Cummins, Inc.	526	34,464
Danaher Corp.	659	50,941
Deere & Co.	1,115	80,425
Donnelley (R.R.) & Sons Co.	547	16,240
Dover Corp.	490	23,701
Eaton Corp.	428	36,367
Emerson Electric Co.	2,001	98,949
Equifax, Inc.	336	11,296
Expeditors Int’l. of Washington, Inc.	556	23,908
FedEx Corp.	794	62,559
Fluor Corp.	224	41,682
General Dynamics Corp.	1,033	86,979

General Electric Co.	25,639	684,305
Goodrich Corp.	317	15,045
Grainger (W.W.), Inc.	169	13,824
Honeywell International, Inc.	1,911	96,085
Illinois Tool Works, Inc.	1,021	48,508
Ingersoll-Rand Co. Ltd. Cl A	814	30,468
ITT Corp.	467	29,575
Jacobs Engineering Group, Inc.*	317	25,582
L-3 Communications Hldgs., Inc.	314	28,533
Lockheed Martin Corp.	862	85,045
Manitowoc Co., Inc.	343	11,158
Masco Corp.	938	14,755
Monster Worldwide, Inc.*	326	6,719
Norfolk Southern Corp.	966	60,539
Northrop Grumman Corp.	880	58,872
PACCAR, Inc.	961	40,199
Pall Corp.	309	12,261
Parker Hannifin Corp.	438	31,238
Pitney Bowes, Inc.	535	18,244
Precision Castparts Corp.	351	33,826
Raytheon Co.	1,076	60,557
Robert Half Int’l., Inc.	408	9,780
Rockwell Automation, Inc.	378	16,530
Rockwell Collins, Inc.	416	19,951
Ryder System, Inc.	148	10,194
Southwest Airlines Co.	1,940	25,298
Terex Corp.*	260	13,356
Textron, Inc.	643	30,819
Tyco International Ltd.	1,233	49,369
Union Pacific Corp.	1,323	99,887
United Parcel Service, Inc. Cl B	2,598	159,699
United Technologies Corp.	2,465	152,091
Waste Management, Inc.	1,266	47,741
		3,210,519
TECHNOLOGY (9.3%)
Adobe Systems, Inc.*	1,395	54,949
Advanced Micro Devices, Inc.*	1,607	9,369
Affiliated Computer Svcs., Inc. Cl A*	245	13,105
Agilent Technologies, Inc.*	920	32,697
Akamai Technologies, Inc.*	434	15,099
Altera Corp.	774	16,022
Analog Devices, Inc.	744	23,637
Apple, Inc.*	2,294	384,107
Applied Materials, Inc.	3,470	66,242
Autodesk, Inc.*	597	20,185
Automatic Data Processing, Inc.	1,321	55,350
BMC Software, Inc.*	494	17,784

Broadcom Corp. Cl A*	1,155	31,520
CA, Inc.	1,021	23,575
Ciena Corp.*	228	5,283
Cisco Systems, Inc.*	15,504	360,623
Citrix Systems, Inc.*	479	14,087
Cognizant Technology Solutions Inc. Cl A*	768	24,968
Computer Sciences Corp.*	387	18,127
Compuware Corp.*	681	6,497
Convergys Corp.*	317	4,711
Corning, Inc.	4,052	93,399
Dell, Inc.*	5,286	115,658
eBay, Inc.*	2,892	79,038
Electronic Arts, Inc.*	828	36,788
Electronic Data Systems Corp.	1,267	31,219
EMC Corp.*	5,397	79,282
Fidelity Nat’l. Information Svcs., Inc.	442	16,314
Fiserv, Inc.*	422	19,146
Google, Inc.*	600	315,852
Hewlett-Packard Co.	6,408	283,298
Int’l. Business Machines Corp.	3,531	418,529
Intel Corp.	14,750	316,830
Intuit, Inc.*	833	22,966
Jabil Circuit, Inc.	528	8,664
JDS Uniphase Corp.*	601	6,827
Juniper Networks, Inc.*	1,368	30,342
KLA-Tencor Corp.	443	18,035
Lexmark International, Inc. Cl A*	248	8,291
Linear Technology Corp.	573	18,663
LSI Corp.*	1,639	10,063
MEMC Electronic Materials, Inc.*	595	36,616
Microchip Technology, Inc.	475	14,507
Micron Technology, Inc.*	1,981	11,886
Microsoft Corp.	20,770	571,383
Molex, Inc.	362	8,836
Motorola, Inc.	5,761	42,286
National Semiconductor Corp.	562	11,543
NetApp, Inc.*	892	19,321
Novell, Inc.*	919	5,413
Novellus Systems, Inc.*	258	5,467
Nvidia Corp.*	1,418	26,545
Oracle Corp.*	10,346	217,266
Paychex, Inc.	831	25,994
QLogic Corp.*	341	4,975
QUALCOMM, Inc.	4,254	188,750
SanDisk Corp.*	630	11,781
Sun Microsystems, Inc.*	2,045	22,250

Symantec Corp.*	2,212	42,802
Tellabs, Inc.*	1,022	4,752
Teradata Corp.*	460	10,644
Teradyne, Inc.*	448	4,959
Texas Instruments, Inc.	3,413	96,110
Total System Services, Inc.	512	11,377
Unisys Corp.*	933	3,685
VeriSign, Inc.*	502	18,976
Western Union Co.	1,728	42,716
Xerox Corp.	2,305	31,256
Xilinx, Inc.	722	18,231
Yahoo!, Inc.*	3,562	73,591
		4,711,059
TELECOMMUNICATIONS (1.9%)
American Tower Corp. Cl A*	1,027	43,391
AT&T, Inc.	15,239	513,402
CenturyTel, Inc.	274	9,752
Citizens Communications Co.	826	9,367
Embarq Corp.	376	17,774
Qwest Communications Int’l., Inc.	3,989	15,677
Sprint Nextel Corp.	7,471	70,975
Verizon Communications, Inc.	7,408	262,243
Windstream Corp.	1,153	14,228
		956,809
UTILITIES (2.2%)
AES Corp.*	1,749	33,598
Allegheny Energy, Inc.	435	21,798
Ameren Corp.	536	22,635
American Electric Power Co., Inc.	1,031	41,477
CenterPoint Energy, Inc.	844	13,546
CMS Energy Corp.	578	8,612
Consolidated Edison, Inc.	698	27,285
Constellation Energy Group, Inc.	458	37,602
Dominion Resources, Inc.	1,468	69,715
DTE Energy Co.	418	17,740
Duke Energy Corp.	3,271	56,850
Dynegy, Inc. Cl A*	1,301	11,124
Edison International	838	43,056
Entergy Corp.	491	59,156
Exelon Corp.	1,674	150,593
FirstEnergy Corp.	773	63,641
FPL Group, Inc.	1,046	68,597
Integrys Energy Group, Inc.	193	9,810
Nicor, Inc.	115	4,898
NiSource, Inc.	697	12,490
Pepco Hldgs., Inc.	516	13,235
PG&E Corp.	911	36,158

Pinnacle West Capital Corp.	257	7,908
PPL Corp.	950	49,657
Progress Energy, Inc.	665	27,817
Public Svc. Enterprise Group, Inc.	1,310	60,168
Questar Corp.	443	31,471
Sempra Energy	641	36,184
Southern Co.	1,960	68,443
TECO Energy, Inc.	542	11,648
Xcel Energy, Inc.	1,099	22,057
		1,138,969
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $28,341,469) 56.5%		$28,732,158

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	1.69	08/07/08	400,000	399,304
U.S. GOVERNMENT AGENCIES (1.9%)
FFCB	AAA	2.00	07/01/08	950,000	950,000
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $1,349,304) 2.7%					$1,349,304

TOTAL INDEXED ASSETS
(Cost: $29,690,773) 59.2%					$30,081,462

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Ball Corp.	1,110	52,991
Dow Chemical Co.	2,274	79,385
Flotek Industries, Inc.*	1,148	23,672
Freeport-McMoRan Copper & Gold, Inc.	1,012	118,596
Greif, Inc. Cl A	550	35,217
Horsehead Hldg. Corp.*	2,999	36,468
Louisiana-Pacific Corp.	5,701	48,401
Monsanto Co.	1,522	192,442
Schnitzer Steel Industries, Inc. Cl A	460	52,716
Silgan Hldgs., Inc.	2,455	124,567
Taseko Mines Ltd.*	21,866	111,954
Terra Industries, Inc.	646	31,880
		908,289

CONSUMER, CYCLICAL (4.0%)
Aeropostale, Inc.*	1,400	43,862
ArvinMeritor, Inc.	4,376	54,612
Audiovox Corp. Cl A*	5,341	52,449
Belo Corp. Cl A	3,662	26,769
California Pizza Kitchen, Inc.*	3,171	35,484
Casey’s General Stores, Inc.	2,195	50,858
Collective Brands, Inc.*	5,210	60,592
Comcast Corp. Cl A	5,104	96,823
Covidien Ltd.	1,720	82,371
Crown Hldgs., Inc.*	6,697	174,055
Crown Media Hldgs., Inc. Cl A*	2,115	10,025
DeVry, Inc.	865	46,381
Gymboree Corp.*	675	27,047
Home Depot, Inc.	1,008	23,607
International Game Technology	1,965	49,086
Johnson Controls, Inc.	2,969	85,151
Landry’s Restaurants, Inc.	1,395	25,068
LIN TV Corp. Cl A*	2,347	13,988
McDonald’s Corp.	1,524	85,679
Modine Manufacturing Co.	2,324	28,748
Netflix, Inc.*	900	23,463
Omnicom Group, Inc.	1,437	64,493
P.F. Chang’s China Bistro, Inc.*	1,284	28,685
Pacific Sunwear of California, Inc.*	2,085	17,785
Penney (J.C.) Co., Inc.	1,030	37,379
Pep Boys - Manny, Moe & Jack	5,417	47,236
Rent-A-Center, Inc.*	2,802	57,637
Sonic Corp.*	2,679	39,649
Staples, Inc.	3,617	85,904
Starwood Hotels & Resorts Worldwide, Inc.	1,156	46,321
Target Corp.	821	38,168
Time Warner, Inc.	4,070	60,236
Tupperware Brands Corp.	5,121	175,241
V.F. Corp.	723	51,463
WMS Industries, Inc.*	1,911	56,890
Wolverine World Wide, Inc.	4,147	110,600
		2,013,805
CONSUMER, NON-CYCLICAL (3.1%)
American Italian Pasta Co. Cl A*	6,567	74,470
Archer-Daniels-Midland Co.	1,920	64,800
Chattem, Inc.*	553	35,973
Chiquita Brands Int’l., Inc.*	2,297	34,845
Coca-Cola Co.	2,881	149,754
Colgate-Palmolive Co.	1,439	99,435
ConAgra Foods, Inc.	4,131	79,646

CVS Caremark Corp.	2,903	114,872
Darling International, Inc.*	2,934	48,470
Flowers Foods, Inc.	1,801	51,040
General Mills, Inc.	958	58,218
Great Atlantic & Pacific Tea Co., Inc.*	3,518	80,281
Longs Drug Stores Corp.	2,177	91,673
Pilgrim’s Pride Corp.	3,740	48,583
Proctor & Gamble Co.	3,590	218,308
Sanderson Farms, Inc.	1,050	36,246
SunOpta, Inc.*	6,402	33,226
Vector Group Ltd.	4,828	77,876
Wal-Mart Stores, Inc.	3,372	189,506
		1,587,222
ENERGY (5.1%)
Allis-Chalmers Energy, Inc.*	3,952	70,346
Alpha Natural Resources, Inc.*	955	99,597
Anadarko Petroleum Corp.	715	53,511
Apache Corp.	484	67,276
Atwood Oceanics, Inc.*	460	57,196
CNX Gas Corp.*	917	38,551
Concho Resources, Inc.*	1,885	70,311
ConocoPhillips	1,376	129,881
Devon Energy Corp.	681	81,829
Dril-Quip, Inc.*	762	48,006
Ellora Energy, Inc.*†	3,000	36,000
EOG Resources, Inc.	403	52,874
Exxon Mobil Corp.	4,834	426,020
Halliburton Co.	2,920	154,964
Hercules Offshore, Inc.*	1,489	56,612
Nabors Industries Ltd.*	1,110	54,645
Occidental Petroleum Corp.	1,436	129,039
Penn Virginia Corp.	1,282	96,688
Range Resources Corp.	823	53,939
Schlumberger Ltd.	1,050	112,802
Superior Well Services, Inc.*	1,210	38,369
T-3 Energy Services, Inc.*	3,130	248,741
Transocean, Inc.*	511	77,871
Trico Marine Services, Inc.*	1,660	60,457
W&T Offshore, Inc.	1,321	77,292
Weatherford Int’l. Ltd.*	1,288	63,872
Willbros Group, Inc.*	1,780	77,982
Williams Cos., Inc.	1,788	72,074
		2,606,745
FINANCIAL (6.5%)
ACE Ltd.	894	49,250
Aflac, Inc.	805	50,554

American Int’l. Group, Inc.	3,738	98,907
Ashford Hospitality Trust, Inc.	9,653	44,597
Aspen Insurance Hldgs. Ltd.	3,020	71,483
Bank Mutual Corp.	6,090	61,144
Bank of America Corp.	4,025	96,077
Bank of New York Mellon Corp.	2,502	94,651
Banner Corp.	307	2,720
Brookline Bancorp, Inc.	6,398	61,101
Capital One Financial Corp.	1,620	61,576
CapLease, Inc.	1,198	8,973
Chubb Corp.	1,006	49,304
Citigroup, Inc.	4,244	71,129
CME Group, Inc.	167	63,993
Ellington Financial LLC*†	3,400	68,000
FBR Capital Markets Corp.*	2,417	12,158
FelCor Lodging Trust, Inc.	4,983	52,322
First Niagara Financial Group, Inc.	4,594	59,079
Glacier Bancorp, Inc.	6,349	101,521
Goldman Sachs Group, Inc.	586	102,491
Hartford Financial Svcs. Group, Inc.	1,414	91,302
Highwoods Properties, Inc.	2,074	65,165
IBERIABANK Corp.	1,193	53,053
iShares Russell 2000 Growth Index Fund	2,325	177,072
JPMorgan Chase & Co.	2,852	97,852
Marlin Business Svcs. Corp.*	3,727	25,828
Meadowbrook Insurance Group, Inc.	7,150	37,895
Medical Properties Trust, Inc.	2,770	28,032
Meruelo Maddux Pptys., Inc.*	3,867	8,430
MetLife, Inc.	2,221	117,202
Mid-America Apt. Communities, Inc.	725	37,004
Morgan Stanley	91	3,282
MSCI, Inc. Cl A*	787	28,560
Nara Bancorp, Inc.	1,920	20,602
National Penn Bancshares, Inc.	4,156	55,192
Nationwide Health Pptys., Inc.	815	25,664
NewAlliance Bancshares, Inc.	7,472	93,251
Pennsylvania REIT	1,608	37,209
PMA Capital Corp. Cl A*	5,040	46,418
ProAssurance Corp.*	1,180	56,770
ProLogis	1,219	66,253
Realty Income Corp.	3,627	82,551
S.Y. Bancorp, Inc.	1,710	36,526
SeaBright Insurance Hldgs., Inc.*	3,642	52,736
Senior Housing Pptys. Trust	4,740	92,572
Stifel Financial Corp.*	1,239	42,609
T. Rowe Price Group, Inc.	1,524	86,060

Tower Group, Inc.	1,102	23,351
Trico Bancshares	1,776	19,447
U.S. Bancorp	2,580	71,956
Vintage Wine Trust, Inc.†	7,340	44,040
Wells Fargo & Co.	6,515	154,731
Westamerica Bancorporation	2,388	125,585
Westfield Financial, Inc.	3,220	29,141
		3,314,371
HEALTHCARE (4.5%)
Abbott Laboratories	3,627	192,122
Abiomed, Inc.*	2,150	38,163
Aetna, Inc.	855	34,653
Alexion Pharmaceuticals, Inc.*	480	34,800
Alkermes, Inc.*	1,732	21,408
Allscripts Healthcare Solution*	1,906	23,653
Alnylam Pharmaceuticals, Inc.*	1,072	28,655
Alphatec Hldgs., Inc.*	8,002	32,648
American Medical Systems Hldgs., Inc.*	5,416	80,969
AmerisourceBergen Corp.	1,324	52,947
Animal Health Int’l., Inc.*	7,511	46,794
BioMarin Pharmaceutical, Inc.*	1,190	34,486
Celgene Corp.*	928	59,271
Cepheid*	779	21,905
Conceptus, Inc.*	3,075	56,857
Conmed Corp.*	637	16,912
Enzon Pharmaceuticals, Inc.*	9,061	64,514
ev3, Inc.*	3,080	29,198
Gilead Sciences, Inc.*	2,819	149,266
Healthways, Inc.*	1,213	35,905
Hospira, Inc.*	1,266	50,779
ICON PLC ADR*	1,030	77,786
Illumina, Inc.*	597	52,005
Immucor, Inc.*	1,350	34,938
Johnson & Johnson	4,071	261,928
Laboratory Corp. of America Hldgs.*	727	50,621
Landauer, Inc.	767	43,136
Magellan Health Svcs., Inc.*	1,774	65,691
McKesson Corp.	1,074	60,047
Medtronic, Inc.	1,792	92,736
Merck & Co., Inc.	2,744	103,421
Myriad Genetics, Inc.*	512	23,306
Onyx Pharmaceuticals, Inc.*	555	19,758
OSI Pharmaceuticals, Inc.*	559	23,098
OSI Pharmaceuticals, Inc. - rights*	131	0
Owens & Minor, Inc.	823	37,603
Pediatrix Medical Group, Inc.*	431	21,218

Psychiatric Solutions, Inc.*	936	35,418
Rigel Pharmaceuticals, Inc.*	617	13,981
RTI Biologics, Inc.*	3,050	26,688
Schering-Plough Corp.	2,834	55,801
Sciele Pharma, Inc.	1,373	26,568
Seattle Genetics, Inc.*	2,677	22,647
Symmetry Medical, Inc.*	2,225	36,090
Varian, Inc.*	475	24,254
		2,314,644
INDUSTRIAL (5.3%)
Actuant Corp. Cl A	1,051	32,949
Alaska Air Group, Inc.*	2,438	37,399
Astec Industries, Inc.*	1,544	49,624
AZZ, Inc.*	1,625	64,838
Baldor Electric Co.	1,275	44,600
Belden, Inc.	1,050	35,574
Bucyrus International, Inc.	892	65,134
Burlington Northern Santa Fe Corp.	598	59,734
Comfort Systems USA, Inc.	2,400	32,256
Cornell Cos., Inc.*	1,700	40,987
CRA International, Inc.*	1,320	47,718
Curtiss-Wright Corp.	870	38,924
DXP Enterprises, Inc.*	719	29,939
FTI Consulting, Inc.*	519	35,531
General Electric Co.	11,418	304,746
Genesee & Wyoming, Inc. Cl A*	3,657	124,411
Healthcare Svcs. Group, Inc.	1,476	22,465
Hub Group, Inc. Cl A*	1,666	56,861
Huron Consulting Group, Inc.*	900	40,806
Illinois Tool Works, Inc.	1,161	55,159
Insteel Industries, Inc.	2,000	36,620
Interline Brands, Inc.*	1,059	16,870
ITT Corp.	1,803	114,184
JetBlue Airways Corp*	4,127	15,394
Ladish Co., Inc.*	437	8,998
Littelfuse, Inc.*	2,014	63,542
Lockheed Martin Corp.	1,311	129,343
Mueller Industries, Inc.	3,608	116,178
Northrop Grumman Corp.	1,426	95,399
Old Dominion Freight Line, Inc.*	3,056	91,741
Perini Corp.*	1,975	65,274
Polypore International, Inc.*	705	17,858
Powell Industries, Inc.*	475	23,945
RBC Bearings, Inc.*	800	26,656
Sauer-Danfoss, Inc.	4,376	136,312
Southwest Airlines Co.	4,426	57,715

Sun Hydraulics Corp.	1,225	39,531
Tyco International Ltd.	2,890	115,716
Union Pacific Corp.	829	62,590
United Parcel Service, Inc. Cl B	1,325	81,448
United Technologies Corp.	1,451	89,527
Watson Wyatt Worldwide, Inc. Cl A	826	43,687
Woodward Governor Co.	750	26,745
		2,694,928
TECHNOLOGY (6.4%)
Actuate Corp.*	8,230	32,179
Anixter International, Inc.*	889	52,887
Ansys, Inc.*	1,085	51,125
Apple, Inc.*	1,161	194,398
Applied Materials, Inc.	3,508	66,968
Arris Group, Inc.*	3,922	33,141
Automatic Data Processing, Inc.	1,299	54,428
Benchmark Electronics, Inc.*	950	15,523
Cisco Systems, Inc.*	5,851	136,094
CommScope, Inc.*	1,559	82,268
Data Domain, Inc.*	1,750	40,828
Electronic Arts, Inc.*	1,143	50,783
EMC Corp.*	2,426	35,638
Equinix, Inc.*	362	32,298
FLIR Systems, Inc.*	1,690	68,563
FormFactor, Inc.*	1,410	25,986
Global Cash Access Hldgs., Inc.*	4,020	27,577
Google, Inc.*	213	112,127
Harmonic, Inc.*	5,349	50,869
Hewlett-Packard Co.	3,105	137,272
Informatica Corp.*	4,536	68,221
Int’l. Business Machines Corp.	1,425	168,905
Intel Corp.	3,983	85,555
Itron, Inc.*	425	41,799
L-1 Identity Solutions, Inc.*	2,767	36,856
Measurement Specialties, Inc.*	1,094	19,243
MEMC Electronic Materials, Inc.*	557	34,278
Microsemi Corp.*	3,469	87,349
Microsoft Corp.	7,396	203,464
MKS Instruments, Inc.*	3,232	70,781
Netlogic Microsystems, Inc.*	953	31,640
Nuance Communications, Inc.*	1,739	27,250
Nvidia Corp.*	2,702	50,581
Omniture, Inc.*	1,200	22,284
Oracle Corp.*	3,239	68,019
Parametric Technology Corp.*	4,584	76,415
Perot Systems Corp. Cl A*	1,371	20,579

PMC-Sierra, Inc.*	1,475	11,284
QUALCOMM, Inc.	2,282	101,252
RightNow Technologies, Inc.*	2,710	37,046
Sapient Corp.*	5,115	32,838
Semtech Corp.*	2,337	32,882
SPSS, Inc.*	811	29,496
Symantec Corp.*	4,667	90,306
Tech Data Corp.*	1,960	66,424
Technitrol, Inc.	2,780	47,232
THQ, Inc.*	2,579	52,251
TIBCO Software, Inc.*	5,443	41,639
TNS, Inc.*	1,705	40,852
ValueClick, Inc.*	2,507	37,981
ViaSat, Inc.*	2,493	50,384
VistaPrint Ltd.*	1,030	27,563
Websense, Inc.*	4,953	83,409
Wright Express Corp.*	1,581	39,209
		3,236,219
TELECOMMUNICATIONS (1.1%)
American Tower Corp. Cl A*	1,108	46,813
AT&T, Inc.	6,711	226,094
Cincinnati Bell, Inc.*	6,381	25,396
Consolidated Communications Hldgs., Inc.	4,559	67,884
Iowa Telecomunications Svcs., Inc.	3,082	54,274
PAETEC Hldg. Corp.*	2,708	17,196
Qwest Communications Int’l., Inc.	3,762	14,785
Sprint Nextel Corp.	3,033	28,814
Syniverse Hldgs., Inc.*	4,367	70,745
		552,001
UTILITIES (1.5%)
Avista Corp.	5,504	118,116
Black Hills Corp.	898	28,790
Dominion Resources, Inc.	1,885	89,519
Edison International	528	27,129
Entergy Corp.	294	35,421
Exelon Corp.	782	70,349
FirstEnergy Corp.	804	66,193
FPL Group, Inc.	602	39,479
Northwest Natural Gas Co.	732	33,862
PNM Resources, Inc.	2,286	27,341
Public Svc. Enterprise Group, Inc.	726	33,345
Sempra Energy	981	55,377
Sierra Pacific Resources	2,545	32,347
Unisource Energy Corp.	2,048	63,508
Westar Energy, Inc.	2,633	56,636
		777,412

TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $20,154,356) 39.3%		$20,005,636

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($ )
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. (2)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES
(Cost: $60,000) 0.0%					$0

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.2%)
FFCB	AAA	2.00	07/01/08	1,130,000	1,130,000

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $1,130,000) 2.2%					1,130,000

TOTAL ACTIVE ASSETS
(Cost: $21,344,356) 41.5%					$21,135,636

TEMPORARY CASH INVESTMENTS (3)
(Cost: $27,700) 0.1%					$27,700

TOTAL INVESTMENTS
(Cost: $51,062,829) 100.8%					51,244,798

OTHER NET ASSETS -0.8%					-403,497

NET ASSETS 100.0%					$50,841,301

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.6%)
Air Products & Chemicals, Inc.	856	84,624
Alcoa, Inc.	3,411	121,500
Allegheny Technologies, Inc.	410	24,305
Ashland, Inc.	235	11,327
Ball Corp.	397	18,953
Bemis Co., Inc.	407	9,125
Dow Chemical Co.	3,801	132,693
Du Pont (E.I.) de Nemours & Co.	3,693	158,393
Eastman Chemical Co.	315	21,691
Ecolab, Inc.	716	30,781
Freeport-McMoRan Copper & Gold, Inc.	1,584	185,629
Hercules, Inc.	464	7,856
Int’l. Flavors & Fragrances, Inc.	326	12,734
International Paper Co.	1,772	41,288
MeadWestvaco Corp.	717	17,093
Monsanto Co.	2,206	278,927
Newmont Mining Corp.	1,811	94,462
Nucor Corp.	1,288	96,175
Pactiv Corp.*	540	11,464
PPG Industries, Inc.	671	38,495
Praxair, Inc.	1,270	119,685
Rohm & Haas Co.	512	23,777
Sealed Air Corp.	667	12,680
Sigma-Aldrich Corp.	528	28,438
Titanium Metals Corp.	408	5,708
United States Steel Corp.	473	87,401
Vulcan Materials Co.	454	27,140
Weyerhaeuser Co.	881	45,054
		1,747,398
CONSUMER, CYCLICAL (8.0%)
Abercrombie & Fitch Co. Cl A	356	22,314
Amazon.com, Inc.*	1,291	94,669
Apollo Group, Inc. Cl A*	539	23,856
AutoNation, Inc.*	564	5,651
AutoZone, Inc.*	179	21,661
Bed Bath & Beyond, Inc.*	1,070	30,067
Best Buy Co., Inc.	1,430	56,628
Big Lots, Inc.*	343	10,715
Black & Decker Corp.	250	14,378
Carnival Corp.	1,821	60,020
CBS Corp. Cl B	2,782	54,221
Centex Corp.	519	6,939
Clear Channel Communications, Inc.	1,994	70,189
Coach, Inc.*	1,428	41,241

Comcast Corp. Cl A	12,405	235,323
Covidien Ltd.	2,050	98,175
D.R. Horton, Inc.	1,139	12,358
Darden Restaurants, Inc.	574	18,334
Dillard’s, Inc. Cl A	239	2,765
DIRECTV Group, Inc.*	2,902	75,191
Disney (Walt) Co.	7,822	244,046
Eastman Kodak Co.	1,205	17,388
Expedia, Inc.*	865	15,899
Family Dollar Stores, Inc.	577	11,505
Ford Motor Co.*	9,829	47,277
Fortune Brands, Inc.	626	39,069
GameStop Corp. Cl A*	677	27,351
Gannett Co., Inc.	946	20,500
Gap, Inc.	1,837	30,623
General Motors Corp.	2,412	27,738
Genuine Parts Co.	669	26,546
Goodyear Tire & Rubber Co.*	1,004	17,901
H&R Block, Inc.	1,389	29,725
Harley-Davidson, Inc.	982	35,607
Harman Int’l. Industries, Inc.	239	9,892
Hasbro, Inc.	568	20,289
Home Depot, Inc.	7,045	164,994
IAC/InterActiveCorp*	751	14,479
International Game Technology	1,283	32,049
Interpublic Group of Cos., Inc.*	1,942	16,701
Johnson Controls, Inc.	2,467	70,754
Jones Apparel Group, Inc.	361	4,964
KB Home	325	5,502
Kohl’s Corp.*	1,277	51,131
Leggett & Platt, Inc.	681	11,420
Lennar Corp. Cl A	581	7,170
Limited Brands, Inc.	1,260	21,231
Liz Claiborne, Inc.	390	5,519
Lowe’s Cos., Inc.	6,062	125,787
Macy’s, Inc	1,750	33,985
Marriott International, Inc. Cl A	1,281	33,613
Mattel, Inc.	1,481	25,355
McDonald’s Corp.	4,626	260,074
McGraw-Hill Cos., Inc.	1,304	52,316
Meredith Corp.	150	4,244
New York Times Co. Cl A	584	8,988
Newell Rubbermaid, Inc.	1,144	19,208
News Corp. Cl A	9,626	144,775
NIKE, Inc. Cl B	1,556	92,753
Nordstrom, Inc.	729	22,089
Office Depot, Inc.*	1,139	12,461

Omnicom Group, Inc.	1,298	58,254
Penney (J.C.) Co., Inc.	899	32,625
Polo Ralph Lauren Corp.	240	15,067
Pulte Homes, Inc.	894	8,609
RadioShack Corp.	548	6,724
Scripps Networks Interactive, Inc. Cl A - W/I*	367	14,074
Sears Hldgs. Corp.*	289	21,288
Sherwin-Williams Co.	398	18,280
Snap-On, Inc.	235	12,222
Stanley Works	321	14,390
Staples, Inc.	2,905	68,994
Starbucks Corp.*	3,039	47,834
Starwood Hotels & Resorts Worldwide, Inc.	777	31,134
Target Corp.	3,225	149,930
Tiffany & Co.	526	21,435
Time Warner, Inc.	14,621	216,391
TJX Cos., Inc.	1,737	54,663
V.F. Corp.	362	25,767
Viacom, Inc. Cl B*	2,583	78,885
Washington Post Co. Cl B	23	13,499
Wendy’s International, Inc.	354	9,636
Whirlpool Corp.	305	18,828
Wyndham Worldwide Corp.	744	13,325
Yum! Brands, Inc.	1,937	67,969
		3,837,436
CONSUMER, NON-CYCLICAL (10.3%)
Altria Group, Inc.	8,389	172,478
Anheuser-Busch Cos., Inc.	2,854	177,290
Archer-Daniels-Midland Co.	2,629	88,729
Avon Products, Inc.	1,759	63,359
Brown-Forman Corp. Cl B	340	25,694
Campbell Soup Co.	878	29,378
Clorox Co.	557	29,075
Coca-Cola Co.	7,996	415,632
Coca-Cola Enterprises, Inc.	1,148	19,860
Colgate-Palmolive Co.	2,085	144,074
ConAgra Foods, Inc.	1,945	37,500
Constellation Brands, Inc. Cl A*	778	15,451
Costco Wholesale Corp.	1,782	124,989
CVS Caremark Corp.	5,751	227,567
Dean Foods Co.*	605	11,870
Estee Lauder Cos., Inc. Cl A	469	21,785
General Mills, Inc.	1,336	81,189
Heinz (H.J.) Co.	1,274	60,961
Hershey Co.	685	22,454
Kellogg Co.	1,025	49,221
Kimberly-Clark Corp.	1,702	101,746

Kraft Foods, Inc. Cl A	6,162	175,309
Kroger Co.	2,632	75,986
Lorillard, Inc.*	705	48,758
McCormick & Co., Inc.	517	18,436
Molson Coors Brewing Co. Cl B	568	30,859
Pepsi Bottling Group, Inc.	532	14,853
PepsiCo, Inc.	6,423	408,439
Philip Morris Int’l., Inc.	8,466	418,136
Proctor & Gamble Co.	12,511	760,794
Reynolds American, Inc.	690	32,202
Safeway, Inc.	1,801	51,419
Sara Lee Corp.	2,866	35,109
Supervalu, Inc.	870	26,874
Sysco Corp.	2,459	67,647
Tyco Electronics	1,949	69,813
Tyson Foods, Inc. Cl A	1,072	16,016
UST, Inc.	596	32,548
Wal-Mart Stores, Inc.	9,531	535,642
Walgreen Co.	4,012	130,430
Whole Foods Market, Inc.	568	13,456
Wrigley (Wm.) Jr. Co.	854	66,424
		4,949,452
ENERGY (15.2%)
Anadarko Petroleum Corp.	1,896	141,897
Apache Corp.	1,342	186,538
Baker Hughes, Inc.	1,258	109,874
BJ Services Co.	1,169	37,338
Cabot Oil & Gas Corp.	391	26,482
Cameron International Corp.*	880	48,708
Chesapeake Energy Corp.	1,923	126,841
Chevron Corp.	8,297	822,482
ConocoPhillips	6,224	587,483
Consol Energy, Inc.	738	82,929
Devon Energy Corp.	1,791	215,207
El Paso Corp.	2,812	61,133
ENSCO International, Inc.	581	46,910
EOG Resources, Inc.	996	130,675
Exxon Mobil Corp.	21,290	1,876,278
Halliburton Co.	3,497	185,586
Hess Corp.	1,133	142,973
Marathon Oil Corp.	2,906	150,734
Massey Energy Co.	319	29,906
Murphy Oil Corp.	774	75,891
Nabors Industries Ltd.*	1,115	54,891
National Oilwell Varco, Inc.*	1,669	148,074
Noble Corp.	1,094	71,066
Noble Energy, Inc.	704	70,794
Occidental Petroleum Corp.	3,329	299,144

Peabody Energy Corp.	1,118	98,440
Range Resources Corp.	612	40,110
Rowan Cos., Inc.	447	20,897
Schlumberger Ltd.	4,799	515,557
Smith International, Inc.	819	68,092
Southwestern Energy Co.*	1,346	64,083
Spectra Energy Corp.	2,522	72,482
Sunoco, Inc.	482	19,613
Tesoro Corp.	576	11,388
Transocean, Inc.*	1,269	193,383
Valero Energy Corp.	2,203	90,720
Weatherford Int’l. Ltd.*	2,733	135,529
Williams Cos., Inc.	2,366	95,373
XTO Energy, Inc.	2,040	139,760
		7,295,261
FINANCIAL (13.6%)
ACE Ltd.	1,359	74,867
Aflac, Inc.	1,924	120,827
Allstate Corp.	2,234	101,848
American Capital Strategies Ltd.	834	19,824
American Express Co.	4,787	180,326
American Int’l. Group, Inc.	11,048	292,330
Ameriprise Financial, Inc.	920	37,416
Aon Corp.	1,215	55,817
Apartment Investment & Mgmt. Co. Cl A	371	12,636
Assurant, Inc.	390	25,724
AvalonBay Communities, Inc.	319	28,442
Bank of America Corp.	18,495	441,476
Bank of New York Mellon Corp.	4,630	175,153
BB&T Corp.	2,155	49,069
Boston Properties, Inc.	493	44,478
Capital One Financial Corp.	1,534	58,307
CB Richard Ellis Group, Inc. Cl A*	709	13,613
Charles Schwab Corp.	3,908	80,270
Chubb Corp.	1,486	72,829
Cincinnati Financial Corp.	650	16,510
CIT Group, Inc.	1,164	7,927
Citigroup, Inc.	22,817	382,413
CME Group, Inc.	224	85,835
Comerica, Inc.	587	15,045
Countrywide Financial Corp.	2,390	10,158
Developers Diversified Realty Corp.	488	16,938
Discover Financial Svcs.	1,968	25,919
E*Trade Financial Corp.*	1,932	6,066
Equity Residential	1,113	42,595
Federated Investors, Inc. Cl B	355	12,219
FHLMC	2,791	45,772

Fifth Third Bancorp	2,195	22,345
First Horizon National Corp.	766	5,691
FNMA	4,488	87,561
Franklin Resources, Inc.	651	59,664
General Growth Pptys., Inc.	1,106	38,743
Genworth Financial, Inc. Cl A	1,803	32,111
Goldman Sachs Group, Inc.	1,608	281,239
Hartford Financial Svcs. Group, Inc.	1,282	82,779
HCP, Inc.	964	30,665
Host Hotels & Resorts, Inc.	2,169	29,607
Hudson City Bancorp, Inc.	2,045	34,111
Huntington Bancshares, Inc.	1,152	6,647
IntercontinentalExchange, Inc.*	289	32,946
Janus Capital Group, Inc.	606	16,041
JPMorgan Chase & Co.	14,126	484,663
KeyCorp	1,946	21,367
Kimco Realty Corp.	1,041	35,935
Legg Mason, Inc.	573	24,966
Lehman Brothers Hldgs., Inc.	2,897	57,390
Leucadia National Corp.	731	34,313
Lincoln National Corp.	1,060	48,039
Loews Corp.	1,464	68,662
M&T Bank Corp.	320	22,573
Marsh & McLennan Cos., Inc.	2,076	55,118
Marshall & Ilsley Corp.	1,052	16,127
MBIA, Inc.	971	4,263
Merrill Lynch & Co., Inc.	4,153	131,692
MetLife, Inc.	2,904	153,244
MGIC Investment Corp.	517	3,159
Moody’s Corp.	829	28,551
Morgan Stanley	4,609	166,247
National City Corp.	3,173	15,135
Northern Trust Corp.	781	53,553
NYSE Euronext	1,100	55,726
Plum Creek Timber Co., Inc.	702	29,982
PNC Financial Svcs. Grp., Inc.	1,391	79,426
Principal Financial Grp., Inc.	1,073	45,034
Progressive Corp.	2,751	51,499
ProLogis	1,099	59,731
Prudential Financial, Inc.	1,798	107,413
Public Storage	506	40,880
Regions Financial Corp.	2,757	30,079
Safeco Corp.	360	24,178
Simon Property Group, Inc.	924	83,058
SLM Corp.*	1,903	36,823
Sovereign Bancorp, Inc.	1,835	13,506
State Street Corp.	1,731	110,767

SunTrust Banks, Inc.	1,463	52,990
T. Rowe Price Group, Inc.	1,094	61,778
Torchmark Corp.	363	21,290
Travelers Cos., Inc.	2,452	106,417
U.S. Bancorp	6,995	195,091
Unum Group	1,421	29,059
Vornado Realty Trust	551	48,488
Wachovia Corp.	8,855	137,518
Washington Mutual, Inc.	4,298	21,189
Wells Fargo & Co.	13,856	329,080
XL Capital Ltd. Cl A	761	15,646
Zions Bancorporation	435	13,698
		6,538,142
HEALTHCARE (11.0%)
Abbott Laboratories	6,282	332,758
Aetna, Inc.	1,980	80,249
Allergan, Inc.	1,259	65,531
AmerisourceBergen Corp.	646	25,834
Amgen, Inc.*	4,341	204,722
Applera Corp. - Applied Biosystems Group	677	22,666
Bard (C.R.), Inc.	406	35,708
Barr Pharmaceuticals, Inc.*	439	19,790
Baxter International, Inc.	2,522	161,257
Becton, Dickinson & Co.	988	80,324
Biogen Idec, Inc.*	1,204	67,292
Boston Scientific Corp.*	5,644	69,365
Bristol-Myers Squibb Co.	8,080	165,882
Cardinal Health, Inc.	1,450	74,791
Celgene Corp.*	1,796	114,711
CIGNA Corp.	1,147	40,592
Coventry Health Care, Inc.*	615	18,708
Express Scripts, Inc.*	1,027	64,413
Forest Laboratories, Inc.*	1,248	43,356
Genzyme Corp.*	1,088	78,358
Gilead Sciences, Inc.*	3,779	200,098
Hospira, Inc.*	640	25,670
Humana, Inc.*	690	27,441
IMS Health, Inc.	738	17,195
Intuitive Surgical, Inc.*	158	42,565
Johnson & Johnson	11,367	731,353
King Pharmaceuticals, Inc.*	1,027	10,753
Laboratory Corp. of America Hldgs.*	455	31,682
Lilly (Eli) & Co.	4,038	186,394
McKesson Corp.	1,088	60,830
Medco Health Solutions, Inc.*	2,035	96,052
Medtronic, Inc.	4,545	235,204
Merck & Co., Inc.	8,693	327,639

Millipore Corp.*	223	15,133
Mylan, Inc.*	1,265	15,269
Patterson Cos., Inc.*	532	15,635
PerkinElmer, Inc.	481	13,396
Pfizer, Inc.	27,687	483,692
Quest Diagnostics, Inc.	634	30,730
Schering-Plough Corp.	6,730	132,514
St. Jude Medical, Inc.*	1,381	56,455
Stryker Corp.	977	61,434
Tenet Healthcare Corp.*	1,972	10,964
Thermo Fisher Scientific, Inc.*	1,705	95,020
UnitedHealth Group, Inc.	5,065	132,956
Varian Medical Systems, Inc.*	516	26,755
Waters Corp.*	407	26,252
Watson Pharmaceuticals, Inc.*	419	11,384
WellPoint, Inc.*	2,159	102,898
Wyeth	5,353	256,730
Zimmer Hldgs., Inc.*	950	64,648
		5,311,048
INDUSTRIAL (10.6%)
3M Co.	2,872	199,862
AK Steel Hldg. Corp.	448	30,912
Allied Waste Industries, Inc.*	1,379	17,403
Avery Dennison Corp.	437	19,197
Boeing Co.	3,046	200,183
Burlington Northern Santa Fe Corp.	1,203	120,168
C.H. Robinson Worldwide, Inc.	709	38,882
Caterpillar, Inc.	2,478	182,926
Cintas Corp.	541	14,342
Cooper Industries Ltd. Cl A	706	27,887
CSX Corp.	1,660	104,265
Cummins, Inc.	835	54,709
Danaher Corp.	1,046	80,856
Deere & Co.	1,768	127,526
Donnelley (R.R.) & Sons Co.	866	25,712
Dover Corp.	777	37,583
Eaton Corp.	679	57,695
Emerson Electric Co.	3,172	156,855
Equifax, Inc.	532	17,886
Expeditors Int’l. of Washington, Inc.	881	37,883
FedEx Corp.	1,259	99,197
Fluor Corp.	355	66,058
General Dynamics Corp.	1,638	137,920
General Electric Co.	40,659	1,085,189
Goodrich Corp.	503	23,872
Grainger (W.W.), Inc.	268	21,922
Honeywell International, Inc.	3,030	152,348

Illinois Tool Works, Inc.	1,620	76,966
Ingersoll-Rand Co. Ltd. Cl A	1,290	48,299
ITT Corp.	741	46,928
Jacobs Engineering Group, Inc.*	502	40,511
L-3 Communications Hldgs., Inc.	497	45,162
Lockheed Martin Corp.	1,367	134,868
Manitowoc Co., Inc.	544	17,696
Masco Corp.	1,488	23,406
Monster Worldwide, Inc.*	516	10,635
Norfolk Southern Corp.	1,531	95,948
Northrop Grumman Corp.	1,397	93,459
PACCAR, Inc.	1,525	63,791
Pall Corp.	490	19,443
Parker Hannifin Corp.	695	49,567
Pitney Bowes, Inc.	849	28,951
Precision Castparts Corp.	557	53,678
Raytheon Co.	1,706	96,014
Robert Half Int’l., Inc.	646	15,485
Rockwell Automation, Inc.	599	26,194
Rockwell Collins, Inc.	659	31,606
Ryder System, Inc.	235	16,187
Southwest Airlines Co.	3,077	40,124
Terex Corp.*	414	21,267
Textron, Inc.	1,019	48,841
Tyco International Ltd.	1,956	78,318
Union Pacific Corp.	2,098	158,399
United Parcel Service, Inc. Cl B	4,120	253,256
United Technologies Corp.	3,909	241,185
Waste Management, Inc.	2,007	75,684
		5,091,106
TECHNOLOGY (15.5%)
Adobe Systems, Inc.*	2,213	87,170
Advanced Micro Devices, Inc.*	2,549	14,861
Affiliated Computer Svcs., Inc. Cl A*	388	20,754
Agilent Technologies, Inc.*	1,459	51,853
Akamai Technologies, Inc.*	688	23,936
Altera Corp.	1,227	25,399
Analog Devices, Inc.	1,179	37,457
Apple, Inc.*	3,639	609,314
Applied Materials, Inc.	5,503	105,052
Autodesk, Inc.*	947	32,018
Automatic Data Processing, Inc.	2,094	87,739
BMC Software, Inc.*	784	28,224
Broadcom Corp. Cl A*	1,832	49,995
CA, Inc.	1,620	37,406
Ciena Corp.*	362	8,388
Cisco Systems, Inc.*	24,587	571,894

Citrix Systems, Inc.*	759	22,322
Cognizant Technology Solutions Inc. Cl A*	1,219	39,630
Computer Sciences Corp.*	613	28,713
Compuware Corp.*	1,080	10,303
Convergys Corp.*	502	7,460
Corning, Inc.	6,426	148,119
Dell, Inc.*	8,383	183,420
eBay, Inc.*	4,586	125,335
Electronic Arts, Inc.*	1,313	58,337
Electronic Data Systems Corp.	2,008	49,477
EMC Corp.*	8,560	125,746
Fidelity Nat’l. Information Svcs., Inc.	702	25,911
Fiserv, Inc.*	667	30,262
Google, Inc.*	952	501,152
Hewlett-Packard Co.	10,162	449,262
Int’l. Business Machines Corp.	5,599	663,649
Intel Corp.	23,391	502,439
Intuit, Inc.*	1,321	36,420
Jabil Circuit, Inc.	838	13,752
JDS Uniphase Corp.*	953	10,826
Juniper Networks, Inc.*	2,169	48,108
KLA-Tencor Corp.	702	28,578
Lexmark International, Inc. Cl A*	393	13,138
Linear Technology Corp.	910	29,639
LSI Corp.*	2,599	15,958
MEMC Electronic Materials, Inc.*	944	58,094
Microchip Technology, Inc.	753	22,997
Micron Technology, Inc.*	3,141	18,846
Microsoft Corp.	32,938	906,124
Molex, Inc.	572	13,963
Motorola, Inc.	9,136	67,058
National Semiconductor Corp.	891	18,301
NetApp, Inc.*	1,415	30,649
Novell, Inc.*	1,457	8,582
Novellus Systems, Inc.*	409	8,667
Nvidia Corp.*	2,249	42,101
Oracle Corp.*	16,407	344,547
Paychex, Inc.	1,317	41,196
QLogic Corp.*	540	7,879
QUALCOMM, Inc.	6,746	299,320
SanDisk Corp.*	1,000	18,700
Sun Microsystems, Inc.*	3,244	35,295
Symantec Corp.*	3,508	67,880
Tellabs, Inc.*	1,620	7,533
Teradata Corp.*	730	16,892
Teradyne, Inc.*	710	7,860
Texas Instruments, Inc.	5,413	152,430

Total System Services, Inc.	812	18,043
Unisys Corp.*	1,479	5,842
VeriSign, Inc.*	796	30,089
Western Union Co.	2,740	67,733
Xerox Corp.	3,655	49,562
Xilinx, Inc.	1,145	28,911
Yahoo!, Inc.*	5,649	116,708
		7,471,218
TELECOMMUNICATIONS (3.2%)
American Tower Corp. Cl A*	1,629	68,825
AT&T, Inc.	24,166	814,153
CenturyTel, Inc.	434	15,446
Citizens Communications Co.	1,309	14,844
Embarq Corp.	595	28,126
Qwest Communications Int’l., Inc.	6,327	24,865
Sprint Nextel Corp.	11,849	112,566
Verizon Communications, Inc.	11,748	415,879
Windstream Corp.	1,827	22,545
		1,517,249
UTILITIES (3.8%)
AES Corp.*	2,773	53,269
Allegheny Energy, Inc.	690	34,576
Ameren Corp.	849	35,853
American Electric Power Co., Inc.	1,635	65,776
CenterPoint Energy, Inc.	1,339	21,491
CMS Energy Corp.	916	13,648
Consolidated Edison, Inc.	1,106	43,234
Constellation Energy Group, Inc.	725	59,523
Dominion Resources, Inc.	2,327	110,509
DTE Energy Co.	662	28,095
Duke Energy Corp.	5,187	90,150
Dynegy, Inc. Cl A*	2,064	17,647
Edison International	1,329	68,284
Entergy Corp.	778	93,733
Exelon Corp.	2,655	238,844
FirstEnergy Corp.	1,225	100,854
FPL Group, Inc.	1,659	108,797
Integrys Energy Group, Inc.	307	15,605
Nicor, Inc.	183	7,794
NiSource, Inc.	1,105	19,802
Pepco Hldgs., Inc.	817	20,956
PG&E Corp.	1,444	57,312
Pinnacle West Capital Corp.	409	12,585
PPL Corp.	1,506	78,719
Progress Energy, Inc.	1,055	44,131
Public Svc. Enterprise Group, Inc.	2,077	95,397
Questar Corp.	702	49,870

Sempra Energy	1,017	57,410
Southern Co.	3,107	108,496
TECO Energy, Inc.	860	18,481
Xcel Energy, Inc.	1,743	34,982
		1,805,823
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $43,240,846) 94.8%		45,564,133

	Rating**	Rate(%)	Maturity	Face Amount($ )	Value($ )
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	1.69	08/07/08	500,000	499,129
U.S. GOVERNMENT AGENCIES (4.0%)
FFCB	AAA	2.00	07/01/08	1,900,000	1,900,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,399,129) 5.0%					$2,399,129

TEMPORARY CASH INVESTMENTS (3) (Cost: $66,800) 0.1%					$66,800

TOTAL INVESTMENTS (Cost: $45,706,775) 99.9%					48,030,062

OTHER NET ASSETS 0.1%					22,180

NET ASSETS 100.0%					$48,052,242

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June, 30 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (8.2%)
Airgas, Inc.	3,580	209,036
Albemarle Corp.	3,278	130,825
AptarGroup, Inc.	2,910	122,075
Cabot Corp.	2,806	68,214
Carpenter Technology Corp.	2,052	89,570
CF Industries Hldgs., Inc.	2,008	306,822
Chemtura Corp.	10,214	59,650
Cleveland-Cliffs, Inc.	4,036	481,039
Commercial Metals Co.	4,968	187,294
Cytec Industries, Inc.	1,806	98,535
Ferro Corp.	1,811	33,974
FMC Corp.	3,149	243,859
Louisiana-Pacific Corp.	4,520	38,375
Lubrizol Corp.	2,895	134,125
Martin Marietta Materials, Inc.	1,800	186,462
Minerals Technologies, Inc.	820	52,144
Olin Corp.	3,092	80,949
Packaging Corp. of America	4,003	86,105
Potlatch Corp.	1,702	76,794
Reliance Steel & Aluminum Co.	2,754	212,306
RPM International, Inc.	5,254	108,232
Scotts Miracle-Gro Co. Cl A	1,941	34,103
Sensient Technologies Corp.	2,084	58,685
Sonoco Products Co.	4,222	130,671
Steel Dynamics, Inc.	8,341	325,883
Temple-Inland, Inc.	4,703	53,003
Terra Industries, Inc.	3,803	187,678
Valspar Corp.	4,262	80,594
Worthington Industries, Inc.	2,754	56,457
		3,933,459
CONSUMER, CYCLICAL (11.1%)
99 Cents Only Stores*	2,045	13,497
Advance Auto Parts, Inc.	4,115	159,785
Aeropostale, Inc.*	2,884	90,356
American Eagle Outfitters, Inc.	9,117	124,265
American Greetings Corp. Cl A	2,124	26,210
AnnTaylor Stores Corp.*	2,590	62,056
ArvinMeritor, Inc.	3,267	40,772
Barnes & Noble, Inc.	1,987	49,357
Belo Corp. Cl A	3,845	28,107
Blyth, Inc.	1,029	12,379
Bob Evans Farms, Inc.	1,343	38,410
Borders Group, Inc.	2,658	15,948
BorgWarner, Inc.	5,125	227,448

Boyd Gaming Corp.	2,570	32,279
Brinker International, Inc.	4,337	81,969
Callaway Golf Co.	2,814	33,290
Career Education Corp.*	3,695	53,984
CarMax, Inc.*	9,268	131,513
CBRL Group, Inc.	971	23,799
Charming Shoppes, Inc.*	5,129	23,542
Cheesecake Factory, Inc.*	2,843	45,224
Chico’s FAS, Inc.*	7,889	42,364
Chipotle Mexican Grill, Inc. Cl A*	1,442	119,138
Coldwater Creek, Inc.*	2,682	14,161
Collective Brands, Inc.*	2,800	32,564
Corinthian Colleges, Inc.*	3,684	42,771
DeVry, Inc.	2,601	139,466
Dick’s Sporting Goods, Inc.*	3,632	64,432
Dollar Tree, Inc.*	3,928	128,406
DreamWorks Animation SKG Cl A*	3,404	101,473
Entercom Communications Corp. Cl A	1,195	8,389
Foot Locker, Inc.	6,777	84,374
Furniture Brands Int’l., Inc.	2,112	28,216
Gentex Corp.	6,177	89,196
Getty Images, Inc.*	2,007	68,098
Guess?, Inc.	2,440	91,378
Hanesbrands, Inc.*	4,015	108,967
Harte-Hanks, Inc.	1,864	21,343
Hovnanian Enterprises, Inc. Cl A*	2,019	11,064
International Speedway Corp. Cl A	1,268	49,490
ITT Educational Svcs., Inc.*	1,163	96,099
Lamar Advertising Co. Cl A*	3,331	120,016
Lear Corp.*	3,411	48,368
Lee Enterprises, Inc.	1,647	6,572
Life Time Fitness, Inc.*	1,462	43,202
Marvel Entertainment, Inc.*	2,123	68,233
Matthews International Corp. Cl A	1,337	60,513
MDC Hldgs., Inc.	1,542	60,231
Media General, Inc. Cl A	959	11,460
Modine Manufacturing Co.	1,415	17,504
Mohawk Industries, Inc.*	2,381	152,622
Netflix, Inc.*	1,964	51,201
NVR, Inc.*	227	113,518
O’Reilly Automotive, Inc.*	5,033	112,488
Pacific Sunwear of California, Inc.*	3,133	26,724
PetSmart, Inc.	5,626	112,239
Phillips-Van Heusen Corp.	2,305	84,409
Regis Corp.	1,877	49,459
Rent-A-Center, Inc.*	2,925	60,167
Ross Stores, Inc.	5,737	203,778
Ryland Group, Inc.	1,853	40,414
Saks, Inc.*	6,249	68,614

Scholastic Corp.*	1,112	31,870
Scientific Games Corp. Cl A*	2,690	79,678
Service Corp. International	11,198	110,412
Sotheby’s	2,932	77,317
Strayer Education, Inc.	608	127,115
The Warnaco Group, Inc.*	1,864	82,146
Thor Industries, Inc.	1,476	31,380
Timberland Co. Cl A*	2,058	33,648
Toll Brothers, Inc.*	5,606	105,000
Tupperware Brands Corp.	2,701	92,428
Under Armour, Inc. Cl A*	1,585	40,639
Urban Outfitters, Inc.*	4,827	150,554
Valassis Communications, Inc.*	2,103	26,330
Wiley (John) & Sons, Inc. Cl A	1,923	86,593
Williams-Sonoma, Inc.	3,788	75,154
		5,317,575
CONSUMER, NON-CYCLICAL (2.8%)
Alberto-Culver Co.	3,735	98,118
BJ’s Wholesale Club, Inc.*	2,592	100,310
Church & Dwight Co., Inc.	2,841	160,090
Corn Products Int’l., Inc.	3,154	154,893
Energizer Hldgs., Inc.*	2,458	179,655
Hansen Natural Corp.*	2,669	76,921
Hormel Foods Corp.	3,032	104,938
J.M. Smucker Co.	2,364	96,073
Lancaster Colony Corp.	884	26,768
NBTY, Inc.*	2,268	72,712
PepsiAmericas, Inc.	2,524	49,925
Ruddick Corp.	1,587	54,450
Smithfield Foods, Inc.*	4,868	96,776
Tootsie Roll Industries, Inc.	1,149	28,874
Universal Corp.	1,177	53,224
		1,353,727
ENERGY (10.2%)
Arch Coal, Inc.	6,150	461,435
Bill Barrett Corp.*	1,424	84,600
Cimarex Energy Co.	3,525	245,587
Denbury Resources, Inc.*	10,589	386,499
Encore Aquisition Co.*	2,264	170,230
Exterran Hldgs., Inc.*	2,831	202,388
FMC Technologies, Inc.*	5,527	425,192
Forest Oil Corp.*	3,749	279,301
Frontier Oil Corp.	4,481	107,141
Helmerich & Payne, Inc.	4,349	313,215
Newfield Exploration Co.*	5,446	355,352
Overseas Shipholding Group, Inc.	1,130	89,858
Patterson-UTI Energy, Inc.	6,494	234,044

Pioneer Natural Resources Co.	4,992	390,774
Plains Exploration & Production Co.*	4,576	333,911
Pride International, Inc.*	7,062	333,962
Quicksilver Resources, Inc.*	4,382	169,320
Superior Energy Services, Inc.*	3,454	190,454
Tidewater, Inc.	2,186	142,156
		4,915,419
FINANCIAL (13.6%)
Affiliated Managers Group, Inc.*	1,775	159,857
Alexandria Real Estate Equities, Inc.	1,392	135,497
AMB Property Corp.	4,241	213,662
American Financial Group, Inc.	3,019	80,758
AmeriCredit Corp.*	4,965	42,798
Apollo Investment Corp.	6,158	88,244
Associated Banc-Corp.	5,375	103,684
Astoria Financial Corp.	3,444	69,156
Bank of Hawaii Corp.	1,970	94,166
Berkley (W.R.) Corp.	6,286	151,870
BRE Properties, Inc.	2,176	94,177
Brown & Brown, Inc.	4,906	85,315
Camden Property Trust	2,288	101,267
Cathay General Bancorp	2,073	22,534
City National Corp.	1,698	71,435
Colonial BancGroup, Inc.	8,418	37,208
Commerce Bancshares, Inc.	2,669	105,853
Cousins Properties, Inc.	1,587	36,660
Cullen/Frost Bankers, Inc.	2,464	122,830
Duke Realty Corp.	6,260	140,537
Eaton Vance Corp.	5,023	199,714
Equity One, Inc.	1,595	32,777
Everest Re Group Ltd.	2,607	207,804
Federal Realty Investment Trust	2,538	175,122
Fidelity Nat’l. Financial, Inc. Cl A	9,053	114,068
First American Corp.	3,922	103,541
First Niagara Financial Group, Inc.	4,613	59,323
FirstMerit Corp.	3,411	55,633
Gallagher (Arthur J.) & Co.	4,000	96,400
Hanover Insurance Group, Inc.	2,175	92,438
HCC Insurance Hldgs., Inc.	4,698	99,316
Health Care REIT, Inc.	3,839	170,836
Highwoods Properties, Inc.	2,427	76,256
Horace Mann Educators Corp.	1,742	24,423
Hospitality Properties Trust	3,984	97,449
Jefferies Group, Inc.	5,221	87,817
Jones Lang LaSalle, Inc.	1,380	83,062
Liberty Property Trust	3,991	132,302
Macerich Co.	3,229	200,618
Mack-Cali Realty Corp.	2,802	95,744

Mercury General Corp.	1,509	70,500
Nationwide Health Pptys., Inc.	4,171	131,345
New York Community Bancorp, Inc.	14,218	253,649
Old Republic Int’l. Corp.	9,825	116,328
PacWest Bancorp	1,062	15,803
PMI Group, Inc.	3,739	7,291
Protective Life Corp.	2,955	112,438
Radian Group, Inc.*	3,888	5,638
Raymond James Financial, Inc.	4,088	107,882
Rayonier, Inc.	3,368	143,005
Realty Income Corp.	4,374	99,552
Regency Centers Corp.	3,028	179,015
SEI Investments Co.	5,452	128,231
StanCorp Financial Group, Inc.	2,083	97,818
SVB Financial Group*	1,365	65,670
Synovus Financial Corp.	13,964	121,906
TCF Financial Corp.	4,609	55,446
UDR, Inc.	5,566	124,567
Unitrin, Inc.	2,153	59,358
Waddell & Reed Financial, Inc. Cl A	3,764	131,778
Washington Federal, Inc.	3,782	68,454
Webster Financial Corp.	2,191	40,753
Weingarten Realty Investors	3,208	97,267
Westamerica Bancorporation	1,230	64,686
Wilmington Trust Corp.	2,810	74,296
		6,534,827
HEALTHCARE (9.3%)
Advanced Medical Optics, Inc.*	2,700	50,598
Affymetrix, Inc.*	3,045	31,333
Apria Healthcare Group, Inc.*	1,856	35,988
Beckman Coulter, Inc.	2,664	179,900
Cephalon, Inc.*	2,862	190,867
Charles River Laboratories Int’l., Inc.*	2,905	185,688
Community Health Systems, Inc.*	4,130	136,207
Covance, Inc.*	2,656	228,469
Dentsply International, Inc.	6,389	235,115
Edwards Lifesciences Corp.*	2,384	147,903
Endo Pharmaceuticals Hldgs., Inc.*	5,124	123,950
Gen-Probe, Inc.*	2,357	111,910
Health Management Associates, Inc. Cl A*	10,515	68,453
Health Net, Inc.*	4,581	110,219
Hill-Rom Hldgs., Inc.	2,669	72,010
Hologic, Inc.*	11,027	240,389
Invitrogen Corp.*	3,764	147,775
Kindred Healthcare, Inc.*	1,277	36,727
Kinetic Concepts, Inc.*	2,332	93,070
LifePoint Hospitals, Inc.*	2,333	66,024
Lincare Hldgs., Inc.*	3,253	92,385

Medicis Pharmaceutical Corp. Cl A	2,432	50,537
Omnicare, Inc.	5,231	137,157
Par Pharmaceutical Cos., Inc.*	1,485	24,102
PDL BioPharma, Inc.	5,074	53,886
Perrigo Co.	3,293	104,619
Pharmaceutical Product Development, Inc.	4,493	192,750
Psychiatric Solutions, Inc.*	2,351	88,962
ResMed, Inc.*	3,301	117,978
Schein (Henry), Inc.*	3,797	195,811
Sepracor, Inc.*	4,693	93,485
STERIS Corp.	2,525	72,619
Techne Corp.*	1,635	126,533
Universal Health Svcs., Inc. Cl B	2,143	135,480
Valeant Pharmaceuticals Int’l.*	3,763	64,385
Varian, Inc.*	1,262	64,438
VCA Antech, Inc.*	3,636	101,008
Vertex Pharmaceuticals, Inc.*	6,056	202,694
WellCare Health Plans, Inc.*	1,728	62,467
		4,473,891
INDUSTRIAL (16.2%)
AGCO Corp.*	4,020	210,688
AirTran Hldgs., Inc.*	5,137	10,479
Alaska Air Group, Inc.*	1,650	25,311
Alexander & Baldwin, Inc.	1,750	79,713
Alliant TechSystems, Inc.*	1,408	143,165
Ametek, Inc.	4,497	212,348
Avis Budget Group, Inc.*	4,596	38,469
BE Aerospace, Inc.*	3,989	92,904
Carlisle Cos., Inc.	2,630	76,270
ChoicePoint, Inc.*	2,885	139,057
Con-way, Inc.	1,961	92,677
Copart, Inc.*	2,904	124,349
Corporate Executive Board Co.	1,458	61,309
Corrections Corp. of America*	5,398	148,283
Crane Co.	2,188	84,304
Deluxe Corp.	2,198	39,168
Donaldson Co., Inc.	3,033	135,393
DRS Technologies, Inc.	1,753	137,996
Dun & Bradstreet Corp.	2,398	210,161
Dycom Industries, Inc.*	1,711	24,844
Fastenal Co.	5,414	233,668
Federal Signal Corp.	2,093	25,116
Flowserve Corp.	2,462	336,555
GATX Corp.	1,964	87,064
Graco, Inc.	2,605	99,172
Granite Construction, Inc.	1,410	44,457
Harsco Corp.	3,655	198,869
HNI Corp.	1,920	33,907

Hubbell, Inc. Cl B	2,393	95,409
Hunt (J.B.) Transport Svcs., Inc.	3,678	122,404
IDEX Corp.	3,666	135,055
JetBlue Airways Corp*	8,419	31,403
Joy Global, Inc.	4,697	356,174
Kansas City Southern*	3,340	146,927
KBR, Inc.	7,221	252,085
Kelly Svcs., Inc. Cl A	958	18,518
Kennametal, Inc.	3,321	108,099
Korn/Ferry International*	2,023	31,822
Lincoln Electric Hldgs., Inc.	1,847	145,359
Manpower, Inc.	3,467	201,918
Miller (Herman), Inc.	2,374	59,089
Mine Safety Appliances Co.	1,249	49,948
MPS Group, Inc.*	4,040	42,945
MSC Industrial Direct Co., Inc. Cl A	1,962	86,544
Navigant Consulting, Inc.*	1,984	38,807
Nordson Corp.	1,446	105,399
Oshkosh Corp.	3,258	67,408
Pentair, Inc.	4,235	148,310
Quanta Services, Inc.*	7,200	239,544
Republic Services, Inc.	6,694	198,812
Rollins, Inc.	1,850	27,417
Roper Industries, Inc.	3,846	253,374
Shaw Group, Inc.*	3,583	221,394
SPX Corp.	2,312	304,560
Stericycle, Inc.*	3,686	190,566
Teleflex, Inc.	1,682	93,502
The Brink’s Co.	2,036	133,195
Thomas & Betts Corp.*	2,191	82,929
Timken Co.	4,190	138,019
Trinity Industries, Inc.	3,450	119,681
United Rentals, Inc.*	3,245	63,634
URS Corp.*	3,668	153,946
Wabtec Corp.	2,025	98,456
Werner Enterprises, Inc.	1,896	35,228
YRC Worldwide, Inc.*	2,571	38,231
		7,781,807
TECHNOLOGY (14.1%)
3Com Corp.*	17,267	36,606
ACI Worldwide, Inc.*	1,502	26,420
Activision, Inc.*	13,110	446,658
Acxiom Corp.	2,957	33,976
ADC Telecommunications, Inc.*	4,942	72,993
Adtran, Inc.	2,364	56,358
Advent Software, Inc.*	794	28,648
Alliance Data Systems Corp.*	3,405	192,553
Amphenol Corp. Cl A	7,630	342,434

Arrow Electronics, Inc.*	5,240	160,973
Atmel Corp.*	19,399	67,509
Avnet, Inc.*	6,485	176,911
Avocent Corp.*	1,927	35,842
Broadridge Financial Solutions, Inc.	5,898	124,153
Cadence Design Systems, Inc.*	11,002	111,120
Cerner Corp.*	2,830	127,859
CommScope, Inc.*	2,957	156,041
Cree, Inc.*	3,830	87,362
Cypress Semiconductor Corp.*	6,493	160,702
Diebold, Inc.	2,863	101,866
Digital River, Inc.*	1,583	61,072
DST Systems, Inc.*	2,027	111,586
F5 Networks, Inc.*	3,635	103,307
Fair Isaac Corp.	2,121	44,053
Fairchild Semiconductor Int’l., Inc.*	5,554	65,148
FLIR Systems, Inc.*	5,956	241,635
Foundry Networks, Inc.*	6,392	75,553
Gartner, Inc.*	2,721	56,379
Global Payments, Inc.	3,311	154,293
Harris Corp.	5,856	295,669
Henry (Jack) & Associates, Inc.	3,340	72,278
Imation Corp.	1,343	30,782
Ingram Micro, Inc. Cl A*	6,211	110,245
Integrated Device Technology, Inc.*	7,387	73,427
International Rectifier Corp.*	3,251	62,419
Intersil Corp. Cl A	5,302	128,945
KEMET Corp.*	3,744	12,131
Lam Research Corp.*	5,383	194,595
Macrovision Solutions Corp.*	3,531	52,824
McAfee, Inc.*	6,968	237,121
Mentor Graphics Corp.*	3,830	60,514
Metavante Technologies, Inc.*	3,805	86,069
National Instruments Corp.	2,443	69,308
NCR Corp.*	7,269	183,179
NeuStar, Inc. Cl A*	3,285	70,825
Palm, Inc.	4,717	25,425
Parametric Technology Corp.*	4,993	83,233
Plantronics, Inc.	2,080	46,426
Polycom, Inc.*	3,711	90,400
RF Micro Devices, Inc.*	11,842	34,342
Semtech Corp.*	2,647	37,243
Silicon Laboratories, Inc.*	2,111	76,186
SRA International, Inc. Cl A*	1,847	41,484
Sybase, Inc.*	3,494	102,793
Synopsys, Inc.*	6,064	144,990
Tech Data Corp.*	2,287	77,506
Trimble Navigation Ltd.*	5,230	186,711

TriQuint Semiconductor, Inc.*	6,072	36,796
ValueClick, Inc.*	4,196	63,569
Vishay Intertechnology, Inc.*	8,040	71,315
Western Digital Corp.*	9,738	336,253
Wind River Systems, Inc.*	2,909	31,679
Zebra Technologies Corp. Cl A*	2,822	92,110
		6,778,802
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	10,677	42,494
Telephone & Data Systems, Inc.	4,536	214,417
		256,911
UTILITIES (7.8%)
AGL Resources, Inc.	3,247	112,281
Alliant Energy Corp.	4,740	162,392
Aqua America, Inc.	5,743	91,716
Aquila, Inc.*	16,044	60,486
Black Hills Corp.	1,634	52,386
DPL, Inc.	4,863	128,286
Energen Corp.	3,100	241,893
Energy East Corp.	6,983	172,620
Equitable Resources, Inc.	5,543	382,800
Great Plains Energy, Inc.	3,648	92,221
Hawaiian Electric Industries, Inc.	3,600	89,028
IDACORP, Inc.	1,933	55,844
MDU Resources Group	7,765	270,688
National Fuel Gas Co.	3,451	205,265
Northeast Utilities	6,646	169,672
NSTAR	4,565	154,388
OGE Energy Corp.	3,950	125,255
Oneok, Inc.	4,405	215,096
PNM Resources, Inc.	3,797	45,412
Puget Energy, Inc.	5,466	131,129
SCANA Corp.	5,019	185,703
Sierra Pacific Resources	10,144	128,930
Vectren Corp.	3,151	98,343
Westar Energy, Inc.	4,512	97,053
WGL Hldgs., Inc.	2,106	73,162
Wisconsin Energy Corp.	4,990	225,648
		3,767,697
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $42,519,323) 93.8%		45,114,115

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	1.69	08/07/08	400,000	399,304
U.S. GOVERNMENT AGENCIES (5.2%)

FFCB	AAA	2.00	07/01/08	2,500,000	2,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,899,304) 6.0%					$2,899,304

TEMPORARY CASH INVESTMENTS (3) (Cost: $69,400) 0.1%					$69,400

TOTAL INVESTMENTS (Cost: $45,488,027) 99.9%					48,082,819

OTHER NET ASSETS 0.1%					26,171

NET ASSETS 100.0%					$48,108,990

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.8%)
Flotek Industries, Inc.*	780	16,084
Horsehead Hldg. Corp.*	1,997	24,284
Louisiana-Pacific Corp.	3,827	32,491
Schnitzer Steel Industries, Inc. Cl A	308	35,297
Silgan Hldgs., Inc.	1,234	62,613
Taseko Mines Ltd.*	9,283	47,529
		218,298
CONSUMER, CYCLICAL (13.1%)
Audiovox Corp. Cl A*	3,631	35,656
Belo Corp. Cl A	2,609	19,072
Casey’s General Stores, Inc.	1,480	34,292
Collective Brands, Inc.*	2,283	26,551
Crown Hldgs., Inc.*	4,911	127,632
Landry’s Restaurants, Inc.	949	17,054
LIN TV Corp. Cl A*	1,622	9,667
Modine Manufacturing Co.	1,668	20,633
Pep Boys - Manny, Moe & Jack	3,660	31,915
Rent-A-Center, Inc.*	1,889	38,857
Tupperware Brands Corp.	2,591	88,664
Wolverine World Wide, Inc.	1,615	43,072
		493,065
CONSUMER, NON-CYCLICAL (6.0%)
American Italian Pasta Co. Cl A*	4,482	50,826
Flowers Foods, Inc.	988	28,000
Great Atlantic & Pacific Tea Co., Inc.*	1,618	36,923
Longs Drug Stores Corp.	434	18,276
Pilgrim’s Pride Corp.	2,560	33,254
Vector Group Ltd.	3,453	55,697
		222,976
ENERGY (5.2%)
CNX Gas Corp.*	626	26,317
Superior Well Services, Inc.*	885	28,063
T-3 Energy Services, Inc.*	597	47,444
Trico Marine Services, Inc.*	1,091	39,734
W&T Offshore, Inc.	904	52,893
		194,451
FINANCIAL (27.6%)
Ashford Hospitality Trust, Inc.	6,567	30,340
Aspen Insurance Hldgs. Ltd.	2,070	48,997
Bank Mutual Corp.	4,096	41,124
Banner Corp.	174	1,542
Brookline Bancorp, Inc.	4,647	44,379
CapLease, Inc.	713	5,340
Ellington Financial LLC *†	1,700	34,000
FBR Capital Markets Corp.*	1,650	8,300
FelCor Lodging Trust, Inc.	3,411	35,816
First Niagara Financial Group, Inc.	3,375	43,403
Glacier Bancorp, Inc.	3,104	49,633
Highwoods Properties, Inc.	1,422	44,679

IBERIABANK Corp.	802	35,665
iShares Russell 2000 Index Fund	850	58,693
iShares Russell 2000 Value Index Fund	940	59,897
Marlin Business Svcs. Corp.*	2,505	17,360
Meadowbrook Insurance Group, Inc.	4,890	25,917
Medical Properties Trust, Inc.	2,005	20,291
Meruelo Maddux Pptys., Inc.*	2,300	5,014
Mid-America Apt. Communities, Inc.	526	26,847
Nara Bancorp, Inc.	1,290	13,842
National Penn Bancshares, Inc.	2,842	37,742
NewAlliance Bancshares, Inc.	3,893	48,585
Pennsylvania REIT	1,100	25,454
PMA Capital Corp. Cl A*	3,450	31,775
ProAssurance Corp.*	810	38,969
Realty Income Corp.	1,120	25,491
S.Y. Bancorp, Inc.	1,170	24,991
SeaBright Insurance Hldgs., Inc.*	2,490	36,055
Senior Housing Pptys. Trust	1,770	34,568
Trico Bancshares	1,218	13,337
Westamerica Bancorporation	860	45,227
Westfield Financial, Inc.	2,200	19,910
		1,033,183
HEALTHCARE (3.3%)
Alphatec Hldgs., Inc.*	2,980	12,158
American Medical Systems Hldgs., Inc.*	1,110	16,595
Animal Health Int’l., Inc.*	2,670	16,634
Conceptus, Inc.*	1,120	20,709
Conmed Corp.*	517	13,726
Enzon Pharmaceuticals, Inc.*	6,122	43,589
		123,411
INDUSTRIAL (11.6%)
Alaska Air Group, Inc.*	1,715	26,308
Baldor Electric Co.	877	30,677
Cornell Cos., Inc.*	1,140	27,485
CRA International, Inc.*	900	32,535
Genesee & Wyoming, Inc. Cl A*	1,131	38,477
Healthcare Svcs. Group, Inc.	1,000	15,212
Ladish Co., Inc.*	298	6,136
Littelfuse, Inc.*	915	28,868
Mueller Industries, Inc.	2,429	78,214
Old Dominion Freight Line, Inc.*	1,183	35,514
Perini Corp.*	1,327	43,857
Sauer-Danfoss, Inc.	2,284	71,147
		434,430
TECHNOLOGY (10.8%)
Actuate Corp.*	2,160	8,446
Anixter International, Inc.*	622	37,003
Benchmark Electronics, Inc.*	697	11,389
CommScope, Inc.*	1,067	56,306
FormFactor, Inc.*	440	8,109
Global Cash Access Hldgs., Inc.*	2,750	18,865
Informatica Corp.*	1,486	22,349
Microsemi Corp.*	504	12,691
MKS Instruments, Inc.*	1,171	25,645

Parametric Technology Corp.*	1,744	29,072
Perot Systems Corp. Cl A*	930	13,959
Semtech Corp.*	500	7,035
Tech Data Corp.*	1,447	49,039
Technitrol, Inc.	1,900	32,281
THQ, Inc.*	1,157	23,441
TIBCO Software, Inc.*	3,570	27,311
Websense, Inc.*	1,242	20,915
		403,856
TELECOMMUNICATIONS (2.5%)
Cincinnati Bell, Inc.*	4,506	17,934
Consolidated Communications Hldgs., Inc.	1,190	17,719
Iowa Telecomunications Svcs., Inc.	2,194	38,636
Syniverse Hldgs., Inc.*	1,196	19,375
		93,664
UTILITIES (6.0%)
Avista Corp.	2,190	46,997
Black Hills Corp.	679	21,769
Northwest Natural Gas Co.	577	26,692
PNM Resources, Inc.	1,615	19,315
Sierra Pacific Resources	1,732	22,014
Unisource Energy Corp.	1,460	45,275
Westar Energy, Inc.	1,892	40,697
		222,759

TOTAL COMMON STOCKS (Cost: $3,916,288) 91.9%		$3,440,093

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (10.7%)
FFCB	AAA	2.00	07/01/08	400,000	400,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $400,000) 10.7%					$400,000
TOTAL INVESTMENTS (Cost: $4,316,288) 102.6%					3,840,093

OTHER NET ASSETS -2.6%					-96,263

NET ASSETS 100.0%					$3,743,830

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.4%)
Greif, Inc. Cl A	325	20,810
Silgan Hldgs., Inc.	350	17,759
Taseko Mines Ltd.*	5,044	25,825
Terra Industries, Inc.	389	19,197
		83,591
CONSUMER, CYCLICAL (8.7%)
Aeropostale, Inc.*	850	26,631
ArvinMeritor, Inc.	2,668	33,297
California Pizza Kitchen, Inc.*	1,947	21,787
Collective Brands, Inc.*	1,113	12,944
Crown Media Hldgs., Inc. Cl A*	1,297	6,148
DeVry, Inc.	521	27,936
Gymboree Corp.*	418	16,749
Netflix, Inc.*	550	14,339
P.F. Chang’s China Bistro, Inc.*	789	17,626
Pacific Sunwear of California, Inc.*	1,275	10,876
Sonic Corp.*	1,645	24,346
Tupperware Brands Corp.	752	25,733
WMS Industries, Inc.*	1,174	34,950
Wolverine World Wide, Inc.	1,076	28,697
		302,059
CONSUMER, NON-CYCLICAL (5.1%)
Chattem, Inc.*	338	21,987
Chiquita Brands Int’l., Inc.*	1,405	21,314
Darling International, Inc.*	1,798	29,703
Flowers Foods, Inc.	225	6,377
Great Atlantic & Pacific Tea Co., Inc.*	653	14,901
Longs Drug Stores Corp.	925	38,952
Sanderson Farms, Inc.	650	22,438
SunOpta, Inc.*	3,931	20,402
		176,074
ENERGY (13.3%)
Allis-Chalmers Energy, Inc.*	2,422	43,112
Alpha Natural Resources, Inc.*	578	60,280
Atwood Oceanics, Inc.*	275	34,194
Concho Resources, Inc.*	1,153	43,007
Dril-Quip, Inc.*	468	29,484
Hercules Offshore, Inc.*	916	34,826
Penn Virginia Corp.	797	60,110
T-3 Energy Services, Inc.*	1,387	110,213
Willbros Group, Inc.*	1,096	48,016
		463,242
FINANCIAL (8.8%)
Glacier Bancorp, Inc.	1,111	17,765
iShares Russell 2000 Growth Index Fund	1,425	108,528
MSCI, Inc. Cl A*	494	17,927
Nationwide Health Pptys., Inc.	495	15,588

NewAlliance Bancshares, Inc.	1,275	15,912
Realty Income Corp.	1,235	28,109
Senior Housing Pptys. Trust	1,325	25,877
Stifel Financial Corp.*	761	26,171
Tower Group, Inc.	677	14,346
Westamerica Bancorporation	674	35,446
		305,669
HEALTHCARE (17.0%)
Abiomed, Inc.*	1,325	23,519
Alexion Pharmaceuticals, Inc.*	293	21,243
Alkermes, Inc.*	1,064	13,151
Allscripts Healthcare Solution*	1,178	14,619
Alnylam Pharmaceuticals, Inc.*	658	17,588
Alphatec Hldgs., Inc.*	2,228	9,090
American Medical Systems Hldgs., Inc.*	2,294	34,295
Animal Health Int’l., Inc.*	2,208	13,756
BioMarin Pharmaceutical, Inc.*	721	20,895
Cepheid*	478	13,441
Conceptus, Inc.*	891	16,475
ev3, Inc.*	1,903	18,040
Healthways, Inc.*	738	21,845
ICON PLC ADR*	633	47,804
Illumina, Inc.*	372	32,405
Immucor, Inc.*	825	21,351
Landauer, Inc.	475	26,714
Magellan Health Svcs., Inc.*	1,089	40,326
Myriad Genetics, Inc.*	326	14,840
Onyx Pharmaceuticals, Inc.*	341	12,140
OSI Pharmaceuticals, Inc.*	343	14,173
Owens & Minor, Inc.	505	23,073
Pediatrix Medical Group, Inc.*	270	13,292
Psychiatric Solutions, Inc.*	565	21,380
Rigel Pharmaceuticals, Inc.*	379	8,588
RTI Biologics, Inc.*	1,850	16,188
Sciele Pharma, Inc.	843	16,312
Seattle Genetics, Inc.*	1,644	13,908
Symmetry Medical, Inc.*	1,350	21,897
Varian, Inc.*	279	14,246
		596,594
INDUSTRIAL (15.6%)
Actuant Corp. Cl A	630	19,751
Astec Industries, Inc.*	936	30,083
AZZ, Inc.*	1,000	39,900
Belden, Inc.	650	22,022
Bucyrus International, Inc.	548	40,015
Comfort Systems USA, Inc.	1,475	19,824
Curtiss-Wright Corp.	534	23,891
DXP Enterprises, Inc.*	443	18,447
FTI Consulting, Inc.*	323	22,113
Genesee & Wyoming, Inc. Cl A*	1,177	40,042
Hub Group, Inc. Cl A*	1,031	35,188
Huron Consulting Group, Inc.*	550	24,937
Insteel Industries, Inc.	1,225	22,430
Interline Brands, Inc.*	654	10,418

JetBlue Airways Corp*	2,519	9,396
Littelfuse, Inc.*	455	14,355
Old Dominion Freight Line, Inc.*	825	24,767
Polypore International, Inc.*	445	11,272
Powell Industries, Inc.*	300	15,123
RBC Bearings, Inc.*	485	16,160
Sauer-Danfoss, Inc.	637	19,843
Sun Hydraulics Corp.	750	24,203
Watson Wyatt Worldwide, Inc. Cl A	499	26,392
Woodward Governor Co.	450	16,047
		546,619
TECHNOLOGY (18.6%)
Actuate Corp.*	3,100	12,121
Ansys, Inc.*	653	30,769
Arris Group, Inc.*	2,409	20,356
Data Domain, Inc.*	1,075	25,080
Equinix, Inc.*	222	19,807
FLIR Systems, Inc.*	1,045	42,396
FormFactor, Inc.*	475	8,754
Harmonic, Inc.*	3,285	31,240
Informatica Corp.*	1,442	21,688
Itron, Inc.*	250	24,588
L-1 Identity Solutions, Inc.*	1,699	22,631
Measurement Specialties, Inc.*	680	11,961
Microsemi Corp.*	1,677	42,227
MKS Instruments, Inc.*	939	20,564
Netlogic Microsystems, Inc.*	577	19,156
Nuance Communications, Inc.*	1,061	16,626
Omniture, Inc.*	725	13,463
Parametric Technology Corp.*	1,250	20,838
PMC-Sierra, Inc.*	900	6,885
RightNow Technologies, Inc.*	1,664	22,747
Sapient Corp.*	3,130	20,095
Semtech Corp.*	977	13,746
SPSS, Inc.*	498	18,112
THQ, Inc.*	541	10,961
TNS, Inc.*	1,048	25,110
ValueClick, Inc.*	1,540	23,331
ViaSat, Inc.*	1,534	31,002
VistaPrint Ltd.*	635	16,993
Websense, Inc.*	1,814	30,548
Wright Express Corp.*	971	24,081
		647,876
TELECOMMUNICATIONS (1.8%)
Consolidated Communications Hldgs., Inc.	1,720	25,611
PAETEC Hldg. Corp.*	1,650	10,478
Syniverse Hldgs., Inc.*	1,594	25,823
		61,912

UTILITIES (0.9%)
Avista Corp.	1,425	30,581

TOTAL COMMON STOCKS (Cost: $3,225,436) 92.2%		$3,214,217

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (10.6%)
FFCB	AAA	2.00	07/01/08	370,000	370,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $370,000) 10.6%					$370,000
TOTAL INVESTMENTS (Cost: $3,595,436) 102.8%					3,584,217

OTHER NET ASSETS -2.8%					-97,963

NET ASSETS 100.0%					$3,486,254

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.5%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,742,593
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	992,357
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,628,601
					4,363,551
U.S. GOVERNMENT AGENCIES (47.7%)
MORTGAGE-BACKED OBLIGATIONS (39.5%)
FHARM	AAA	5.26	04/01/37	289,005	291,038
FHARM	AAA	5.27	02/01/36	362,699	366,498
FHARM	AAA	5.45	05/01/37	512,935	518,739
FHLMC	AAA	5.43	04/01/37	236,379	238,623
FHLMC	AAA	5.50	10/01/18	173,367	175,725
FHLMC	AAA	5.50	03/01/21	230,986	233,984
FHLMC	AAA	5.79	03/01/37	323,101	325,456
FHLMC	AAA	6.00	07/15/29	262,838	270,078
FHLMC	AAA	6.00	03/15/32	300,000	309,132
FNMA	AAA	4.00	05/01/19	291,084	275,839
FNMA	AAA	4.50	05/01/18	179,767	175,800
FNMA	AAA	4.50	02/01/19	83,890	81,830
FNMA	AAA	4.50	05/01/19	227,974	222,374
FNMA	AAA	4.50	06/01/19	264,514	258,017
FNMA	AAA	4.50	05/01/34	136,373	126,853
FNMA	AAA	4.50	06/01/34	270,270	251,404
FNMA	AAA	5.00	04/01/18	282,760	282,403
FNMA	AAA	5.00	09/01/18	136,722	136,549
FNMA	AAA	5.00	10/01/20	335,678	333,577
FNMA	AAA	5.00	06/01/33	703,577	678,745
FNMA	AAA	5.00	11/01/33	543,991	524,792
FNMA	AAA	5.00	03/01/34	151,911	146,549
FNMA	AAA	5.00	04/01/34	168,133	161,989
FNMA	AAA	5.00	04/01/34	109,315	105,320
FNMA	AAA	5.00	04/01/35	321,149	308,911
FNMA	AAA	5.00	06/01/35	217,544	209,255
FNMA	AAA	5.00	09/01/35	395,907	380,821
FNMA	AAA	5.50	04/01/17	15,623	15,872
FNMA	AAA	5.50	05/01/17	15,026	15,265
FNMA	AAA	5.50	05/01/17	15,020	15,259
FNMA	AAA	5.50	06/01/17	39,531	40,160
FNMA	AAA	5.50	09/01/19	98,598	99,984
FNMA	AAA	5.50	08/01/25	287,630	286,939
FNMA	AAA	5.50	07/01/33	275,443	273,114
FNMA	AAA	5.50	09/01/33	154,730	153,422
FNMA	AAA	5.50	10/01/33	386,349	383,082
FNMA	AAA	5.50	03/01/34	150,728	149,453
FNMA	AAA	5.50	03/01/34	89,257	88,502
FNMA	AAA	5.50	07/01/34	276,803	273,943
FNMA	AAA	5.50	09/01/34	782,431	774,347
FNMA	AAA	5.50	09/01/34	203,962	201,855
FNMA	AAA	5.50	10/01/34	138,469	137,038
FNMA	AAA	5.50	02/01/35	196,052	194,026
FNMA	AAA	5.50	02/01/35	181,527	179,481
FNMA	AAA	5.50	04/01/35	276,762	273,643
FNMA	AAA	5.50	08/01/35	308,888	305,407

FNMA	AAA	5.50	11/01/35	324,679	321,020
FNMA	AAA	5.50	06/01/37	463,602	457,555
FNMA	AAA	6.00	04/01/23	222,948	227,354
FNMA	AAA	6.00	01/01/25	372,099	378,821
FNMA	AAA	6.00	03/01/28	313,670	318,660
FNMA	AAA	6.00	03/01/32	26,526	26,973
FNMA	AAA	6.00	04/01/32	43,058	43,730
FNMA	AAA	6.00	04/01/32	19,529	19,834
FNMA	AAA	6.00	05/01/32	47,230	47,967
FNMA	AAA	6.00	05/01/33	284,134	288,302
FNMA	AAA	6.00	09/01/34	322,473	326,598
FNMA	AAA	6.00	10/01/34	398,477	403,574
FNMA	AAA	6.00	11/01/34	273,123	276,618
FNMA	AAA	6.00	12/01/36	335,084	338,533
FNMA	AAA	6.00	01/01/37	289,450	292,429
FNMA	AAA	6.00	05/01/37	309,760	310,436
FNMA	AAA	6.00	07/01/37	299,313	302,330
FNMA	AAA	6.00	08/01/37	436,578	440,978
FNMA	AAA	6.00	12/01/37	147,436	148,922
FNMA	AAA	6.00	02/25/47	167,442	167,232
FNMA	AAA	6.50	09/01/16	7,968	8,315
FNMA	AAA	6.50	03/01/17	20,955	21,860
FNMA	AAA	6.50	05/01/17	9,450	9,858
FNMA	AAA	6.50	06/01/17	63,567	66,313
FNMA	AAA	6.50	04/01/32	37,249	38,669
FNMA	AAA	6.50	05/01/32	50,963	52,905
FNMA	AAA	6.50	05/01/32	49,195	51,070
FNMA	AAA	6.50	07/01/32	53,863	55,916
FNMA	AAA	6.50	07/01/34	167,312	172,903
FNMA	AAA	6.50	09/01/34	115,718	119,585
FNMA	AAA	6.50	09/01/36	309,101	316,243
FNMA	AAA	6.50	09/01/37	484,255	499,124
FNMA	AAA	6.50	05/01/38	274,778	283,187
FNMA	AAA	7.00	09/01/31	14,370	15,187
FNMA	AAA	7.00	11/01/31	15,963	16,870
FNMA	AAA	7.00	04/01/32	34,437	36,399
FNMA	AAA	7.00	06/01/32	3,440	3,637
FNMA	AAA	7.50	06/01/31	7,069	7,617
FNMA	AAA	7.50	02/01/32	24,776	26,673
FNMA	AAA	7.50	04/01/32	10,332	11,102
FNMA	AAA	7.50	06/01/32	10,827	11,633
FNMA	AAA	8.00	03/01/31	7,398	8,005
FNMA	AAA	8.00	04/01/32	11,640	12,590
FNMA	AAA	8.00	04/01/32	2,960	3,202
GNMA (4)	AAA	6.27	10/16/27	2,000,000	2,061,181
GNMA (4)	AAA	6.50	04/15/31	4,261	4,426
GNMA (4)	AAA	6.50	10/15/31	21,372	22,198
GNMA (4)	AAA	6.50	12/15/31	7,103	7,377
GNMA (4)	AAA	6.50	05/15/32	6,820	7,081
GNMA (4)	AAA	7.00	05/15/31	14,085	14,994
GNMA (4)	AAA	7.00	09/15/31	5,045	5,370
GNMA (4)	AAA	7.00	09/15/31	739	787
GNMA (4)	AAA	7.00	05/15/32	4,009	4,267
					20,365,503

NON-MORTGAGE-BACKED OBLIGATIONS (8.2%)
FHLMC	AAA	4.38	07/17/15	1,250,000	1,242,104
FHLMC	AAA	5.20	03/05/19	3,000,000	2,965,080
					4,207,184
CORPORATE DEBT (42.1%)
BASIC MATERIALS (2.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	249,182
Lubrizol Corp.	BBB-	5.50	10/01/14	250,000	238,717
PolyOne Corp.	B+	7.50	12/15/15	250,000	221,250
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	269,504
Vulcan Materials Co.	A-	7.00	06/15/18	200,000	203,879
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	256,260
					1,438,792
CONSUMER, CYCLICAL (8.3%)
Belo Corp.	BB	8.00	11/01/08	250,000	254,408
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	228,779
Cox Communications, Inc.	BBB-	3.88	10/01/08	250,000	249,659
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	250,000	234,289
Fortune Brands, Inc.	BBB	4.88	12/01/13	200,000	191,672
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	229,563
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	250,375
Kellwood Co.	NR	7.88	07/15/09	250,000	235,000
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	518,587
Leggett & Platt, Inc.	A	4.70	04/01/13	250,000	242,868
May Department Stores Co.†	BBB-	4.80	07/15/09	250,000	245,002
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	496,295
RadioShack Corp.	BB	7.38	05/15/11	250,000	252,500
Scholastic Corp.	BB	5.00	04/15/13	250,000	210,935
Wendy’s International, Inc.	BB-	6.25	11/15/11	200,000	194,000
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	245,093
					4,279,032
CONSUMER, NON-CYCLICAL (3.3%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	233,602
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	252,124
Hershey Co.	A	4.85	08/15/15	250,000	244,534
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	243,256
Kroger Co.	BBB-	4.95	01/15/15	250,000	238,081
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	256,026
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	255,952
					1,723,575
ENERGY (5.3%)
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	239,624
Enbridge, Inc.	A-	5.80	06/15/14	150,000	149,043
Knight, Inc.	BB	5.15	03/01/15	250,000	220,625
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	253,879
Noble Corp.	A-	7.50	03/15/19	250,000	287,817
Premco Refining Group	BBB	7.50	06/15/15	250,000	257,920
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	823,356
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	236,028
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	241,876
					2,710,168
FINANCIAL (12.0%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	253,210
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	241,897

Capital One Bank	A-	5.75	09/15/10	250,000	249,117
Colonial Realty LP	BBB-	4.80	04/01/11	200,000	188,659
Developers Diversified Realty Corp.	BBB	5.00	05/03/10	200,000	193,804
First Horizon Mtg.	AAA	5.00	06/25/33	342,076	340,939
First Horizon National Corp.	BBB	4.50	05/15/13	500,000	401,608
First Industrial LP	BBB	6.88	04/15/12	250,000	248,076
Ford Motor Credit Co. LLC	B	7.38	10/28/09	250,000	227,695
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,764
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	149,769
General Electric Capital Corp.	AAA	5.45	01/15/13	500,000	510,422
GMAC LLC	B+	0.00	12/01/12	500,000	200,497
HCP, Inc.	BBB	4.88	09/15/10	250,000	239,859
HCP, Inc.	BBB	5.65	12/15/13	250,000	228,652
Health Care REIT, Inc.	BBB-	8.00	09/12/12	100,000	100,755
Lincoln National Corp.	A+	5.65	08/27/12	200,000	198,329
Markel Corp.	BBB-	6.80	02/15/13	150,000	154,241
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	250,000	248,193
ProLogis	BBB+	5.50	04/01/12	250,000	244,137
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	253,515
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	265,619
SLM Corp.	BBB-	4.00	01/15/09	250,000	246,923
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	250,847
					6,167,527
HEALTHCARE (1.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	250,920
Laboratory Corp. of America Hldgs.	BBB	5.50	02/01/13	250,000	242,235
WellPoint, Inc.	A-	4.25	12/15/09	250,000	247,483
Wyeth	A+	5.50	03/15/13	250,000	255,158
					995,796
INDUSTRIAL (3.9%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	250,000	242,438
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	100,000	99,424
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	250,000	229,087
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	250,000	247,840
Lafarge Corp.	BBB	6.50	07/15/08	200,000	199,910
Masco Corp.	BBB+	5.88	07/15/12	200,000	190,984
Southwest Airlines Co.	A-	5.25	10/01/14	250,000	229,733
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	253,506
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	309,506
					2,002,428
TECHNOLOGY (0.9%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	250,000	250,780
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	257,397
					508,177
TELECOMMUNICATIONS (0.9%)
Alltel Corp.	B-	7.00	03/15/16	250,000	252,500
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	241,250
					493,750
UTILITIES (2.8%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	252,104
Duke Energy Corp.	A	4.50	04/01/10	250,000	251,779
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	196,050
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	234,679
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	250,787

Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	251,319
					1,436,718

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $51,387,158) 98.3%					$50,692,201

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	620,000	620,000
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $620,000) 1.2%					$620,000

TOTAL INVESTMENTS
(Cost: $52,007,158) 99.5%					51,312,201

OTHER NET ASSETS 0.5%					234,534

NET ASSETS 100.0%					$51,546,735

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (76.0%)
FHLB	AAA	2.02	07/11/08	690,000	689,612
FHLB	AAA	2.05	07/11/08	2,716,000	2,714,449
FHLB	AAA	2.05	07/23/08	3,984,000	3,979,014
FHLB	AAA	2.05	08/06/08	495,000	494,001
FHLB	AAA	2.07	07/23/08	4,926,000	4,919,775
FHLB	AAA	2.09	07/30/08	4,690,000	4,682,228
FHLB	AAA	2.09	07/11/08	1,973,000	1,971,852
FHLB	AAA	2.12	07/25/08	7,500,000	7,489,378
FHLB	AAA	2.17	07/25/08	1,742,000	1,739,475
FHLB	AAA	2.19	07/25/08	310,000	309,547
FHLB	AAA	2.19	07/28/08	364,000	363,401
FHLB	AAA	2.21	07/23/08	200,000	199,730
FHLB	AAA	2.23	08/06/08	1,029,000	1,026,738
FHLB	AAA	2.25	08/13/08	500,000	498,655
FHLB	AAA	2.29	08/01/08	2,000,000	1,996,117
FHLB	AAA	2.34	08/20/08	173,000	172,447
FHLMC	AAA	2.03	07/11/08	5,000,000	4,997,170
FHLMC	AAA	2.06	08/29/08	4,850,000	4,833,568
FHLMC	AAA	2.10	08/04/08	250,000	249,503
FHLMC	AAA	2.16	08/08/08	442,000	440,991
FHLMC	AAA	2.20	08/07/08	860,000	858,088
FHLMC	AAA	2.20	07/21/08	935,000	933,855
FHLMC	AAA	2.30	08/20/08	2,000,000	1,993,609
FNMA	AAA	2.06	07/16/08	4,300,000	4,296,305
FNMA	AAA	2.06	07/11/08	500,000	499,713
FNMA	AAA	2.07	07/23/08	4,017,000	4,011,900
FNMA	AAA	2.08	07/30/08	655,000	653,905
FNMA	AAA	2.10	07/21/08	4,117,000	4,112,209
FNMA	AAA	2.11	07/18/08	797,000	796,219
FNMA	AAA	2.11	07/30/08	1,302,000	1,299,792
FNMA	AAA	2.20	08/12/08	418,000	416,926
FNMA	AAA	2.22	07/28/08	6,766,000	6,754,916
FNMA	AAA	2.23	08/04/08	1,380,000	1,377,099
FNMA	AAA	2.25	08/18/08	403,000	401,790
FNMA	AAA	2.30	08/29/08	700,000	697,360
FNMA	AAA	2.34	09/08/08	1,000,000	995,446
FNMA	AAA	2.36	08/27/08	300,000	298,883
					74,165,666
COMMERCIAL PAPER (23.9%)
American Express Credit Corp.	A-1	2.34	07/22/08	600,000	599,179
American Express Credit Corp.	A-1	2.38	08/01/08	1,000,000	997,946
American Express Credit Corp.	A-1	2.45	08/08/08	150,000	149,611
American Express Credit Corp.	A-1	2.51	07/22/08	500,000	499,263
American Express Credit Corp.	A-1	2.52	08/01/08	900,000	898,039
American Express Credit Corp.	A-1	2.88	07/18/08	500,000	499,316
Archer-Daniels-Midland	A-1	2.10	07/11/08	1,500,000	1,499,122
Baker Hughes, Inc.	A-1	2.50	07/01/08	797,000	797,000
Eaton Corp.	A-1	2.20	08/05/08	686,000	684,531
Eaton Corp.	A-1	2.20	08/08/08	634,000	632,525

Medtronic, Inc.	A-1+	2.30	07/15/08	1,007,000	1,006,099
Nestle Capital Corp.	A-1+	2.05	07/16/08	1,200,000	1,198,972
Nestle Capital Corp.	A-1+	2.14	07/25/08	1,704,000	1,701,563
Novartis Finance Corp.	A-1+	2.31	07/30/08	2,900,000	2,894,592
Siemens Capital Co. LLC	A-1+	2.20	07/25/08	1,700,000	1,697,497
Siemens Capital Co. LLC	A-1+	2.25	07/03/08	1,000,000	999,874
Stanley Works	A-1	2.10	07/10/08	2,100,000	2,098,894
Stanley Works	A-1	2.20	07/09/08	284,000	283,861
Stanley Works	A-1	2.20	07/29/08	500,000	499,141
Toyota Motor Credit Corp.	A-1+	2.39	08/11/08	305,000	304,169
Toyota Motor Credit Corp.	A-1+	2.41	08/06/08	400,000	399,033
Toyota Motor Credit Corp.	A-1+	2.43	08/05/08	1,185,000	1,182,190
Toyota Motor Credit Corp.	A-1+	2.45	08/04/08	1,269,000	1,266,052
Unilever Capital Corp.	A-1	2.70	10/30/08	600,000	595,237
					23,383,706

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $97,548,730) 99.9%					$97,549,372

TOTAL INVESTMENTS (Cost: $97,548,730) 99.9%					97,549,372

OTHER NET ASSETS 0.1%					98,513

NET ASSETS 100.0%					$97,647,885

The accompanying notes are an integral part of these portfolio schedules.

Abbreviations:                              FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

† Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2008, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$148,040	0.3%
SMALL CAP VALUE FUND	$34,000	0.9%
BOND FUND	$1,023,959	2.0%

(1) The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2008, were as follows:

							Face Value
							of Futures
					Underlying		as a% of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

ALL AMERICA FUND	4	S&P 500 Stock Index	P	September 2008	$1,281,100	$(57,700)	2.5%
EQUITY INDEX FUND	8	S&P 500 Stock Index	P	September 2008	$2,562,200	$(115,400)	5.3%
MID-CAP EQUITY INDEX FUND	7	S&P MidCap 400 Stock Index	P	September 2008	$2,874,200	$(166,075)	6.0%

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3) The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

(4) U.S. Government guaranteed security.

Fair Value—Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are defined as follows:

•            Level 1 – quoted prices in active markets for identical securities.

•            Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•            Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2008, by SFAS 157 valuation hierarchy:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$48,589,754	$2,655,044	—	$51,244,798
Equity Index Fund	$45,564,133	$2,465,929	—	$48,030,062
Mid-Cap Equity Index Fund	$45,114,115	$2,968,704	—	$48,082,819
Small Cap Value Fund	$3,406,093	$434,000	—	$3,840,093
Small Cap Growth Fund	$3,214,217	$370,000	—	$3,584,217
Bond Fund	—	$51,312,201	—	$51,312,201
Money Market Fund	—	$97,549,372	—	$97,549,372
Other Financial Instruments:*
All America Fund	$(57,000)	—	—	$(57,000)
Equity Index Fund	$(115,400)	—	—	$(115,400)
Mid-Cap Equity Index Fund	$(166,075)	—	—	$(166,075)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.                  PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)             The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)            The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

Attached hereto:

(a)	(1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: August 21, 2008

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: August 21, 2008